UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21038

MLIG Variable Insurance Trust
(Exact name of registrant as specified in charter)

1700 Merrill Lynch Drive, Pennington, NJ		08534
(Address of principal executive offices)		(Zip code)

Barry G. Skolnick 1700 Merrill Lynch Drive Pennington, NJ 08534
(Name and address of agent for service)

Registrant's telephone number, including area code:	609-274-5390

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2007 to September 30, 2007

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Large Cap Value Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value

Common Stocks — 99.1%
Consumer Discretionary — 4.0%
Automobiles — 0.5%
General Motors Corp.	1,187	$43,563

Internet & Catalog Retail — 1.4%
IAC/InterActiveCorp. *	4,042	119,926

Media — 2.1%
News Corp. (Class B)	3,433	80,298
Time Warner, Inc.	4,963	91,121
		171,419
Total Consumer Discretionary		334,908

Consumer Staples — 17.5%
Beverages — 5.4%
Anheuser-Busch Cos., Inc.	2,376	118,776
Coca-Cola Co. (The)	3,213	184,651
Coca-Cola Enterprises, Inc.	6,175	149,559
		452,986
Food & Staples Retailing — 6.2%
CVS Caremark Corp.	4,247	168,309
Kroger Co. (The)	3,887	110,857
SUPERVALU, Inc.	2,895	112,934
Wal-Mart Stores, Inc.	2,769	120,867
		512,967
Food Products — 2.8%
Campbell Soup Co.	1,729	63,973
Kraft Foods, Inc.	4,883	168,512
		232,485
Household Products — 3.1%
Procter & Gamble Co.	3,646	256,459
Total Consumer Staples		1,454,897

Energy — 10.5%
Energy Equipment & Services — 2.8%
Schlumberger Ltd.	2,240	235,200

Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	1,502	140,557
Devon Energy Corp.	616	51,251
El Paso Corp.	5,014	85,088
Exxon Mobil Corp.	3,913	362,187
		639,083
Total Energy		874,283

Financials — 20.1%
Capital Markets — 6.2%
Bank Of New York Mellon Corp. (The)	8,473	373,998
Morgan Stanley	2,204	138,852
		512,850
Commercial Banks — 3.5%
Marshall & Ilsley Corp.	1,610	70,470
SunTrust Banks, Inc.	685	51,834
U.S. Bancorp	1,766	57,448
Wells Fargo & Co.	3,145	112,025
		291,777
Diversified Financial Services — 5.7%
Citigroup, Inc.	7,583	353,899
JPMorgan Chase & Co.	2,669	122,293
		476,192
Insurance — 2.6%
American International Group, Inc.	1,537	103,978
Aon Corp.	2,525	113,145
		217,123
Thrifts & Mortgage Finance — 2.1%
Fannie Mae	2,804	170,511
Total Financials		1,668,453

Health Care — 6.5%
Pharmaceuticals — 6.5%
Abbott Laboratories	3,039	162,951
Bristol-Myers Squibb Co.	3,479	100,265
Teva Pharmaceutical Industries Ltd., ADR	3,686	163,917
Wyeth	2,515	112,043
Total Health Care		539,176

Industrials — 11.9%
Aerospace & Defense — 0.7%
Rockwell Collins, Inc.	852	62,230

Airlines — 1.1%
Delta Air Lines, Inc.*	5,122	91,940

Commercial Services & Supplies — 0.7%
Waste Management, Inc.	1,508	56,912

Electrical Equipment — 1.8%
Emerson Electric Co.	2,798	148,910

Industrial Conglomerates — 4.1%
General Electric Co.	8,180	338,652

Machinery — 2.1%
Caterpillar, Inc.	792	62,116
Eaton Corp.	1,091	108,053
		170,169

Road & Rail — 1.4%
Hertz Global Holdings, Inc.*	5,085	115,531
Total Industrials		984,344

Information Technology — 14.4%
Communications Equipment — 2.7%
Cisco Systems, Inc. *	3,219	106,581
Corning, Inc.	2,333	57,509
Qualcomm, Inc.	1,446	61,108
		225,198
Computers & Peripherals — 5.7%
Hewlett-Packard Co.	5,078	252,833
Sun Microsystems, Inc. *	39,606	222,190
		475,023
Semiconductors & Semiconductor Equipment — 4.0%
Altera Corp.	3,079	74,142
Microchip Technology, Inc.	2,192	79,614
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,218	52,806
Texas Instruments, Inc.	3,326	121,698
		328,260
Software — 2.0%
Microsoft Corp.	1,331	39,211
Oracle Corp. *	5,866	126,999
		166,210
Total Information Technology		1,194,691

Materials — 5.6%
Chemicals — 2.0%
Monsanto Co.	897	76,909
Praxair, Inc.	1,056	88,451
		165,360
Metals & Mining — 3.6%
Barrick Gold Corp.	4,020	161,926
Freeport-McMoRan Copper & Gold, Inc.	1,295	135,832
		297,758
Total Materials		463,118

Telecommunication Services — 4.6%
Diversified Telecommunication Services — 4.6%
AT&T, Inc.	6,971	294,943
Verizon Communications, Inc.	1,888	83,601
Total Telecommunication Services		378,544

Utilities — 4.0%
Electric Utilities — 2.6%
PPL Corp.	1,734	80,284
Progress Energy, Inc.	1,347	63,107
Southern Co.	1,853	67,227
		210,618
Multi-Utilities — 1.4%
PG&E Corp.	2,454	117,301
Total Utilities		327,919

Total Common Stocks (Cost—$6,983,841)	8,220,333

Total Investments — 99.1% (Cost $6,983,841)	8,220,333
Other Assets Less Liabilities — 0.9%	75,971
Net Assets 100.0%	$8,296,304

*   Non-income producing security.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust —
Roszel/Cadence Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 101.7%
Consumer Discretionary — 11.0%
Automobiles — 1.2%
Ford Motor Co. *	3,170	$26,913

Diversified Consumer Services — 1.2%
Apollo Group, Inc. (Class A) *	430	25,865

Hotels, Restaurants & Leisure — 1.2%
Yum! Brands, Inc.	770	26,049

Household Durables — 0.8%
Snap-On, Inc.	380	18,825

Multiline Retail — 2.1%
Dollar Tree Stores, Inc. *	600	24,324
Nordstrom, Inc.	500	23,445
		47,769

Specialty Retail — 2.4%
Gamestop Corp. (Class A) *	560	31,556
TJX Cos., Inc.	800	23,256
		54,812

Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc. *	490	23,162
Polo Ralph Lauren Corp.	300	23,325
		46,487
Total Consumer Discretionary		246,720

Consumer Staples — 7.4%
Beverages — 2.4%
Molson Coors Brewing Co. (Class B)	290	28,904
Pepsi Bottling Group, Inc.	710	26,391
		55,295

Food Products — 2.4%
Bunge Ltd.	280	30,086
J.M. Smucker Co. (The)	440	23,505
		53,591

Household Products — 1.3%
Energizer Holdings, Inc.*	260	28,821

Personal Products — 1.3%
Herbalife Ltd.	620	28,185
Total Consumer Staples		165,892

Energy — 10.2%
Energy Equipment & Services — 6.4%
Cameron International Corp.*	410	37,839
Grant Prideco, Inc. *	520	28,350
National Oilwell Varco, Inc. *	200	28,900
Noble Corp.	500	24,525
Superior Energy Services *	720	25,517
		145,131

Oil, Gas & Consumable Fuels — 3.8%
Frontier Oil Corp.	650	27,066
Hess Corp.	430	28,608
Noble Energy, Inc.	420	29,417
		85,091
Total Energy		230,222

Financials — 5.9%
Capital Markets — 2.5%
Affiliated Managers Group, Inc. *	230	29,327
Ameriprise Financial, Inc.	440	27,769
		57,096

Insurance — 3.4%
CNA Financial Corp.	580	22,806
PartnerRe Ltd.	340	26,856
Unum Goup	1,080	26,428
		76,090
Total Financials		133,186

Health Care — 9.0%
Health Care Equipment & Supplies — 4.0%
Gen-Probe, Inc.*	140	9,321
Hospira, Inc. *	670	27,772
Intuitive Surgical, Inc. *	120	27,600
St. Jude Medical, Inc. *	590	26,001
		90,694

Health Care Providers & Services — 2.6%
Cigna Corp.	500	26,645
Express Scripts, Inc. *	580	32,375
		59,020

Life Sciences Tools & Services — 1.3%
Invitrogen Corp. *	360	29,423

Pharmaceuticals — 1.1%
Warner Chilcott Ltd., Class A*	1,410	25,056
Total Health Care		204,193

Industrials — 22.5%
Aerospace & Defense — 5.3%
Alliant Techsystems, Inc. *	280	30,604
Goodrich Corp.	440	30,021
Precision Castparts Corp.	220	32,556
Rockwell Collins, Inc.	350	25,564
		118,745

Commercial Services & Supplies — 0.9%
Allied Waste Industries, Inc. *	1,550	19,762

Construction & Engineering — 3.7%
Fluor Corp.	210	30,236
Foster Wheeler Ltd.*	230	30,194
Quanta Services, Inc. *	920	24,334
		84,764

Electrical Equipment — 2.9%
Ametek, Inc.	740	31,983
Thomas & Betts Corp.*	560	32,838
		64,821

Industrial Conglomerates — 1.3%
Textron, Inc.	460	28,617

Machinery — 8.4%
AGCO Corp. *	640	32,493
Cummins, Inc.	220	28,136
Eaton Corp.	290	28,721
Harsco Corp.	570	33,784
Manitowoc Co., Inc. (The)	800	35,424
SPX Corp.	330	30,545
		189,103
Total Industrials		505,812

Information Technology — 23.8%
Communications Equipment — 2.6%
Juniper Networks, Inc. *	880	32,217
Riverbed Technology, Inc. *	630	25,446
		57,663

Computers & Peripherals — 2.4%
NCR Corp.*	520	25,896
Western Digital Corp.*	1,120	28,358
		54,254

Electronic Equipment & Instruments — 4.8%
Amphenol Corp. (Class A)	670	26,639
Dolby Laboratories, Inc. (Class A) *	760	26,463
Mettler Toledo International, Inc. *	250	25,500
Trimble Navigation Ltd. *	730	28,624
		107,226

IT Services — 3.8%
Cognizant Technology Solutions Corp., (Class A) *	370	29,515
Total System Services, Inc.	990	27,502
VeriFone Holdings, Inc. *	660	29,258
		86,275

Office Electronics — 1.3%
Xerox Corp. *	1,710	29,651

Semiconductors & Semiconductor Equipment — 3.8%
Cypress Semiconductor Corp. *	970	28,334
Intersil Corp. (Class A)	840	28,081
Nvidia Corp. *	830	30,079
		86,494

Software — 5.1%
Cadence Design Systems, Inc. *	1,290	28,625
Factset Research Systems, Inc.	470	32,219
McAfee, Inc. *	790	27,547
NAVTEQ Corp. *	330	25,730
		114,121
Total Information Technology		535,684

Materials — 9.5%
Chemicals — 5.4%
Celanese Corp. (Class A)	770	30,015
FMC Corp.	600	31,212
Lubrizol Corp.	390	25,373
Mosiac Co. (The) *	670	35,858
		122,458

Containers & Packaging — 1.5%
Owens-Illinois, Inc. *	790	32,746

Metals & Mining — 2.6%
Allegheny Technologies, Inc.	240	26,388
Cleveland-Cliffs, Inc.	370	32,549
		58,937
Total Materials		214,141

Telecommunication Services — 1.4%
Diversified Telecommunication Services — 1.4%
Qwest Communications International, Inc. *	3,350	30,686

Utilities — 1.0%
Independent Power Producers & Energy Traders — 1.0%
Mirant Corp. *	550	22,374

Total Common Stocks (Cost—$2,026,250)		2,288,910

	Principal Amount
Short-Term Securities — 1.4%
Repurchase Agreement ** — 1.4%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/10/07, total to be received $30,737 (Cost—$30,725)	$30,725	30,725

Total Investments — 103.1% (Cost $2,056,975)		2,319,635
Other Liabilities in Excess of Assets — (3.4)%		(69,408)
Net Assets — 100.0%		$2,250,227

*    Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust —
Roszel/NWQ Small Cap Value Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 93.8%
Consumer Discretionary — 13.2%
Auto Components — 3.0%
Sauer-Danfoss, Inc.	4,250	$113,390

Hotels, Restaurants & Leisure — 2.7%
Bob Evans Farms, Inc.	3,400	102,612

Household Durables — 2.3%
Hooker Furniture Corp.	4,500	90,090

Specialty Retail — 3.2%
Golfsmith International Holdings, Inc. *	6,209	43,463
Pacific Sunwear Of California *	5,300	78,440
		121,903
Textiles, Apparel & Luxury Goods — 2.0%
Fossil, Inc. *	2,100	78,456
Total Consumer Discretionary		506,451

Consumer Staples — 11.3%
Food & Staples Retailing — 2.9%
Casey’s General Stores, Inc.	3,950	109,415

Food Products — 4.6%
Del Monte Foods Co.	10,150	106,575
Smithfield Foods, Inc. *	2,284	71,946
		178,521
Household Products — 3.8%
WD-40 Co.	4,300	146,802
Total Consumer Staples		434,738

Energy — 11.5%
Energy Equipment & Services — 2.6%
Acergy SA, ADR	3,327	98,812

Oil, Gas & Consumable Fuels — 8.9%
Bill Barrett Corp. *	1,900	74,879
Denbury Resources, Inc. *	2,400	107,256
Range Resources Corp.	1,050	42,693
Warren Resources, Inc. *	9,450	118,503
		343,331
Total Energy		442,143

Financials — 7.2%
Commercial Banks — 2.2%
The Bancorp Bank, Inc. *	4,500	83,070

Insurance — 1.0%
PMA Capital Corp. (Class A) *	3,900	37,050

Real Estate Investment Trusts (REITs) — 1.4%
Alesco Financial, Inc. (REIT)	11,300	55,596

Thrifts & Mortgage Finance — 2.6%
Franklin Bank Corp. *	6,650	61,180
IndyMac Bancorp, Inc.	1,700	40,137
		101,317
Total Financials		277,033

Health Care — 1.4%
Health Care Providers & Services — 1.4%
Community Health Systems, Inc. *	1,700	53,448

Industrials — 24.9%
Building Products — 6.2%
Gibraltar Industries, Inc.	5650	104525
Griffon Corp. *	8,900	134,390
		238,915

Electrical Equipment — 2.8%
General Cable Corp. *	1,600	107,392

Machinery — 12.4%
Albany International Corp.	2,900	108,721
Kadant, Inc. *	2,600	72,800
Kennametal, Inc.	1,350	113,373
Lincoln Electric Holdings, Inc.	1,550	120,295
RBC Bearings, Inc. *	1,550	59,443
		474,632
Road & Rail — 3.5%
Marten Transport Ltd. *	8,700	134,067
Total Industrials		955,006

Information Technology — 9.5%
Communications Equipment — 2.5%
CommScope, Inc. *	1,950	97,968

Computers & Peripherals — 2.6%
Quantum Corp. *	29,000	98,600

Electronic Equipment & Instruments — 1.9%
Keithley Instruments, Inc.	6,850	72,610

Semiconductors & Semiconductor Equipment — 2.5%
Mattson Technology, Inc. *	11,100	96,015
Total Information Technology		365,193

Materials — 14.8%
Containers & Packaging — 1.5%
Smurfit-Stone Container Corp. *	4,970	58,050

Metals & Mining — 1.6%
Century Aluminum Co. *	1,150	60,547

Paper & Forest Products — 11.7%
Bowater, Inc.	5,600	83,552
Buckeye Technologies, Inc. *	2,450	37,093
Glatfelter	7,450	110,558
Sappi Ltd., ADR	5,950	91,035
Wausau Paper Corp.	11,534	128,604
		450,842
Total Materials		569,439
Total Common Stocks (Cost—$3,303,194)		3,603,451

	Principal Amount
Short-Term Securities — 2.9%
Repurchase Agreement ** — 2.9%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07, total to be received $109,552 (Cost—$109,508)	$109,508	109,508

Total Investments — 96.7% (Cost $3,412,702)		3,712,959
Other Assets Less Liabilities — 3.3%		128,495
Net Assets 100.0%		$3,841,454

*    Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

REIT — Real Estate Investment Trust.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust —
Roszel/Delaware Small-Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 101.6%
Consumer Discretionary — 20.7%
Hotels, Restaurants & Leisure — 3.9%
Sonic Corp. *	1,000	$23,400
Texas Roadhouse, Inc. (Class A) *	1,900	22,230
Wynn Resorts Ltd.	300	47,268
		92,898

Internet & Catalog Retail — 2.5%
NutriSystem, Inc.*	500	23,445
Shutterfly, Inc.*	1,100	35,101
		58,546

Specialty Retail — 6.3%
Dick’s Sporting Goods, Inc.*	1,100	73,865
J. Crew Group, Inc. *	800	33,200
Zumiez, Inc.*	1,000	44,370
		151,435

Textiles, Apparel & Luxury Goods — 8.0%
Coach, Inc. *	1,800	85,086
CROCS, Inc. *	600	40,350
Under Armour, Inc. (Class A) *	1,100	65,802
		191,238
Total Consumer Discretionary		494,117

Consumer Staples — 0.4%
Personal Products — 0.4%
Bare Escentuals, Inc. *	400	9,948

Energy — 6.9%
Energy Equipment & Services — 5.5%
CARBO Ceramics, Inc.	650	32,974
CIE Generale De Geophysique (ADR)	1,106	71,990
North American Energy Partners, Inc.*	1,500	25,890
		130,854

Oil, Gas & Consumable Fuels — 1.4%
Helix Energy Solutions Group, Inc.*	800	33,968
Total Energy		164,822

Financials — 8.6%
Capital Markets — 3.0%
Investment Technology Group, Inc. *	700	30,086
Waddell & Reed Financial, Inc.	1,500	40,545
		70,631

Commercial Banks — 2.2%
City National Corp.	200	13,902
Webster Financial Corp.	500	21,060
Whitney Holding Corp.	700	18,466
		53,428

Diversified Financial Services — 0.9%
Nasdaq Stock Market, Inc. (The) *	600	22,608

Insurance — 2.5%
Delphi Financial Group	900	36,378
Hanover Insurance Group, Inc. (The)	500	22,095
		58,473
Total Financials		205,140

Health Care — 17.5%
Biotechnology — 8.4%
Cepheid, Inc. *	2,600	59,280
Cubist Pharmaceuticals, Inc. *	700	14,791
Lifecell Corp. *	1,000	37,570
PDL Biopharma, Inc. *	1,000	21,610
United Therapeutics Corp. *	1,000	66,540
		199,791

Health Care Equipment & Supplies — 6.4%
Align Technology, Inc. *	1,800	45,594
Conceptus, Inc. *	1,500	28,470
Hologic, Inc. *	700	42,700
Wright Medical Group, Inc. *	1,400	37,548
		154,312

Life Sciences Tools & Services — 1.6%
Techne Corp. *	600	37,848

Pharmaceuticals — 1.1%
Sciele Pharma, Inc. *	1,000	26,020
Total Health Care		417,971

Industrials — 16.7%
Aerospace & Defense — 1.3%
Hexcel Corp. *	1,400	31,794

Commercial Services & Supplies — 5.8%
Advisory Board Co. (The) *	700	40,929
Cenveo, Inc.*	1,500	32,445
Geo Group, Inc. (The) *	1,300	38,493
Monster Worldwide, Inc. *	800	27,248
		139,115

Machinery — 5.0%
Bucyrus International, Inc.	750	54,698
Middleby Corp. *	600	38,724
Trinity Industries, Inc.	700	26,278
		119,700

Road & Rail — 1.0%
J.B. Hunt Transport Services, Inc.	900	23,670

Trading Companies & Distributors — 3.6%
MSC Industrial Direct Co.	900	45,531
UAP Holding Corp.	1,300	40,768
		86,299
Total Industrials		400,578

Information Technology — 29.0%
Communications Equipment — 9.1%
F5 Networks, Inc. *	1,000	37,190
Foundry Networks, Inc. *	2,900	51,533
Polycom, Inc. *	1,700	45,662
Powerwave Technologies, Inc.*	7,600	46,816
Riverbed Technology, Inc. *	900	36,351
		217,552

Electronic Equipment & Instruments — 3.6%
Itron, Inc. *	500	46,535
Mettler Toledo International, Inc. *	400	40,800
		87,335

Internet Software & Services — 2.8%
Akamai Technologies, Inc. *	1,100	31,603
Equinix, Inc. *	400	35,476
		67,079

Semiconductors & Semiconductor Equipment — 4.4%
Microsemi Corp.*	1,700	47,396
Silicon Laboratories, Inc.*	1,400	58,464
		105,860

Software — 9.1%
Informatica Corp. *	2,300	36,110
Nuance Communications, Inc.*	3,200	61,792
Salesforce.com, Inc. *	800	41,056
Solera Holdings, Inc. *	2,100	37,779
THQ, Inc. *	1,600	39,968
		216,705
Total Information Technology		694,531

Materials — 1.8%
Metals & Mining — 1.8%
AMCOL International Corp.	500	16,545
Carpenter Technology Corp.	200	26,002
Total Materials		42,547

Total Common Stocks (Cost—$1,817,298)		2,429,654

Total Investments 101.6% (Cost $1,817,298)		2,429,654
Other Liabilities in Excess of Assets — (1.6)%		(39,010)
Net Assets — 100.0%		$2,390,644

*   Non-income producing security.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/Lazard International Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.2%
Finland — 3.2%
Nokia OYJ, ADR	4,000	$151,720

France — 9.8%
AXA SA, ADR	1,750	78,068
Sanofi-Aventis, ADR	2,130	90,355
Suez SA, ADR	2,530	148,005
Total SA, ADR	1,850	149,905
		466,333
Germany — 9.3%
Adidas AG ADR	1,560	51,027
Allianz SE ADR	4,400	102,388
DaimlerChrysler AG	1,300	130,260
Siemens AG, ADR	1,160	159,210
		442,885
Ireland — 1.8%
CRH plc, ADR	2,200	88,198

Italy — 4.1%
ENI SpA ADR	1,320	97,363
Intesa Sanpaolo SpA ADR	2,131	98,465
		195,828
Japan — 9.3%
Canon, Inc., ADR	2,230	121,067
Hoya Corp., ADR	1,200	40,980
Mitsubishi UFJ Financial Group, Inc., ADR	9,890	89,801
Nissan Motor Co. Ltd., ADR	3,150	63,031
Nomura Holdings, Inc., ADR	4,300	71,595
Sumitomo Mitsui Financial Group, Inc.	7,600	58,596
		445,070
Netherlands — 7.5%
Heineken NV, ADR	3,500	114,800
Royal Dutch Shell PLC, ADR	1,840	151,211
TNT N.V., ADR	2,190	91,652
		357,663
Singapore — 3.6%
Singapore Telecommunications Ltd. ADR	6,420	171,414

Sweden — 3.0%
Telefonaktiebolaget LM Ericsson, ADR	3,650	145,270

Switzerland — 17.1%
Credit Suisse Group, ADR	1,400	92,862
Nestle SA, ADR (Registered)	1,865	208,694
Novartis AG, ADR	3,150	173,124
Roche Holding AG, ADR	1,814	163,441

UBS AG	1,550	82,537
Zurich Financial Services AG, ADR	3,190	96,019
		816,677
United Kingdom — 27.5%
Barclays plc, ADR	1,550	75,361
BP plc, ADR	2,085	144,595
British American Tobacco plc, ADR	1,405	101,132
Cadbury Schweppes plc, ADR	970	45,124
Diageo plc, ADR	1,620	142,123
GlaxoSmithKline plc, ADR	1,660	88,312
HSBC Holdings plc, ADR	1,288	119,269
Imperial Tobacco Group plc, ADR	525	48,174
Kingfisher plc, ADR	7,100	51,830
Lloyds TSB Group, ADR	1,525	67,801
Prudential plc, ADR	2,520	77,742
Tesco plc, ADR	1,790	48,294
Unilever plc, ADR	4,800	152,016
Vodafone Group plc, ADR	4,240	153,912
		1,315,685
Total Common Stocks (Cost-$3,621,219)		4,596,743

	Principal Amount
Short-Term Securities — 3.7%
Repurchase Agreement ** — 3.7%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07, total to be received $175,857 (Cost-$175,786)	$175,786	175,786

Total Investments — 99.9% (Cost — $3,797,005)		4,772,529
Other Assets Less Liabilities — 0.1%		3,358
Net Assets — 100.0%		$4,775,887

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust—
Roszel/JPMorgan International Equity Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.5%
Australia — 2.0%
BHP Billiton Ltd.	1,821	$71,107

Belgium — 1.5%
Dexia SA	1,011	30,610
Fortis	783	23,083
		53,693

Brazil — 3.2%
Cia Vale do Rio Doce, ADR	2,040	69,217
Petroleo Brasileiro SA, ADR	587	44,319
		113,536

Egypt — 0.2%
Orascom Construction Industries (GDR)	41	6,946

Finland — 1.9%
Nokia OYJ	1,775	67,350

France — 13.6%
Accor SA	351	31,141
AXA SA	1,517	67,938
BNP Paribas	515	56,360
Cie de Saint-Gobain	385	40,201
Imerys SA	329	29,979
Lafarge SA	215	33,321
Pernod-Ricard SA	200	43,504
Sanofi-Aventis	583	49,408
Total SA	1,508	122,198
		474,050

Germany — 7.3%
BASF AG	182	25,249
Deutsche Post AG	1,079	31,301
E.ON AG	300	55,288
Linde AG	285	35,567
SAP AG	601	35,188
Siemens AG (Registered)	412	56,408
Symrise AG *	550	14,560
		253,561

Greece — 0.4%
Piraeus Bank SA	400	14,264

Hong Kong — 1.5%
Esprit Holdings Ltd.	3,200	50,704

Ireland — 0.6%
Bank of Ireland	1,209	22,507

Italy — 5.0%
ENI S.p.A	2,538	93,723
Intesa Sanpaolo S.p.A.	4,710	36,312
UniCredito Italiano S.p.A.	5,133	43,943
		173,978

Japan — 19.0%
Astellas Pharma, Inc.	900	43,010
Bank of Yokohama Ltd. (The)	3,000	20,602
Canon, Inc.	700	37,986
Daikin Industries Ltd.	600	28,773
East Japan Railway Co.	3	23,651
Hirose Electric Co., Ltd.	100	12,120
Honda Motor Co., Ltd.	1,000	33,301
Komatsu Ltd.	300	10,001
Mitsubishi Corp.	1,800	56,691
Mitsubishi UFJ Financial Group, Inc.	4	35,172
Mitsui Fudosan Co., Ltd.	1,000	27,611
Mizuho Financial Group, Inc.	4	22,592
Nidec Corp.	500	34,857
Nissan Motor Co., Ltd.	2,400	23,945
Nitto Denko Corp.	500	23,155
Nomura Holdings, Inc.	1,500	24,954
Seven & I Holdings Co., Ltd.	800	20,500
Shin-Etsu Chemical Co., Ltd.	500	34,400
SMC Corp.	200	27,293
Sony Corp.	900	43,264
Sumitomo Corp.	2,600	49,936
Sumitomo Mitsui Financial Group, Inc.	4	31,033
		664,847

Mexico — 0.5%
Fomento Economico Mexicano SAB de CV, ADR	450	16,830

Netherlands — 3.7%
ING Groep NV, CVA	800	35,552
Koninklijke Phillips Electronics NV	818	36,810
Reed Elsevier NV	1,615	30,705
Wolters Kluwer NV	842	24,941
		128,008

South Korea — 0.9%
Samsung Electronics Co., Ltd, GDR (a)	100	31,416

Spain — 1.2%
Banco Bilbao Vizcaya Argentaria SA	1,820	42,688

Sweden — 1.5%
Telefonaktiebolaget LM Ericsson Class B	13,000	51,753

Switzerland — 11.4%
ABB Ltd.	1,771	46,458
Adecco SA (Registered)	477	28,162
Holcim Ltd. (Registered)	369	40,701
Nestle SA (Registered)	138	61,864
Novartis AG (Registered)	1,044	57,434
Roche Holdings AG	324	58,667
UBS AG (Registered)	1,221	65,602
Zurich Financial Services AG (Registered)	127	38,071
		396,959

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,408	24,369

United Kingdom — 22.4%
Barclays plc	4,913	59,724
BG Group plc	2,094	36,177
British Land Co. plc (REIT)	859	20,553
Burberry Group plc	2,400	32,141
Centrica plc	2,867	22,281
GlaxoSmithKline plc	2,621	69,517
HSBC Holdings plc	5,600	102,797
ICAP plc	3,040	32,683
Kingfisher plc	4,886	17,879
Man Group plc	2,500	28,321
Schroders plc	1,170	33,073
Smith & Nephew plc	2,682	32,730
Standard Chartered plc	1,949	63,831
Tesco plc	7,139	63,990
Vodafone Group plc	22,234	80,142
WM Morrison Supermarkets plc	4,257	24,570
Wolseley plc	1,621	27,368
WPP Group plc	2,492	33,624
		781,401

Total Common Stocks (Cost-$3,166,407)		3,439,967

Rights — 0.1%
Belgium — 0.1%
Fortis, EUR 15, expiring 10/09/07 * (Cost — $—)	783	4,165

Short-Term Securities — 1.3%
Investment Company — 1.3%
Federated Prime Obligation Fund yield of 5.22% (Cost-$44,431)	44,431	44,431

Total Investments — 99.9% (Cost — $3,210,838)	3,488,563
Other Assets less Liabilities — 0.1%	2,898
Net Assets 100.0%	$3,491,461

*   Non-income producing security.

(a) Security may be offered and sold to qualified institutional buyers under rule 144A of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certificate

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Schedule of Investments

MLIG Variable Insurance Trust —

Roszel/Lord Abbett Government Securities Portfolio

Schedule of Investments as of September 30, 2007 (Unaudited)

	S&P	Principal
	Rating	Amount	Value
U.S. Government Securities — 97.5%
U.S. Government Agencies — 8.8%
Federal Home Loan Bank System
5.13% due 08/14/13	AAA	$590,000	$601,700

U.S. Government Agencies — Collateralized Mortgage Obligations — 1.1%
Federal National Mortgage Assn.
5.13% due 05/25/08 (a)	AAA	12,813	12,772
5.98% due 10/25/08 (a)	AAA	30,380	30,476
5.59% due 03/25/09 (a)	AAA	27,384	27,418
	AAA		70,666

U.S. Government Agencies — Mortgage Backed Securities — 78.7%
Federal Home Loan Mortgage Corp.
6.00% due 06/01/08	AAA	8,505	8,562
5.50% due 09/01/18	AAA	94,364	94,324
5.00% due 04/01/20	AAA	39,534	38,763
5.00% due 09/01/20	AAA	191,442	187,707
5.00% due 10/01/20	AAA	206,569	202,538
5.50% due 10/01/20	AAA	66,462	66,291
5.00% due 11/01/20	AAA	64,939	63,673
5.50% due 03/01/21	AAA	112,910	112,594
5.00% due 04/01/21	AAA	73,659	72,221
5.00% due 05/01/21	AAA	89,138	87,399
5.50% due 06/01/21	AAA	61,568	61,396
5.50% due 12/01/21	AAA	317,284	316,397
7.00% due 03/01/32	AAA	24,202	25,127
6.50% due 08/01/32	AAA	2,284	2,338
7.00% due 11/01/32	AAA	24,666	25,572
4.20% due 01/01/34 (a)	AAA	81,054	81,381
4.68% due 03/01/35 (a)	AAA	41,261	40,761
5.69% due 11/01/35 (a)	AAA	39,549	39,903
6.14% due 06/01/36 (a)	AAA	53,373	53,761
Federal National Mortgage Assn.
5.50% due 04/01/17	AAA	13,903	13,914
3.50% due 08/01/33 (a)	AAA	26,616	26,598
3.93% due 11/01/34 (a)	AAA	21,237	21,365
5.00% due 04/01/35 (a)	AAA	57,144	56,931
4.53% due 07/01/35 (a)	AAA	48,704	48,532
5.50% due 07/01/35	AAA	63,587	62,358
4.85% due 08/01/35 (a)	AAA	51,208	50,990
5.25% due 10/01/35 (a)	AAA	89,109	88,760
5.50% due 03/01/36	AAA	217,972	213,664
5.39% due 04/01/36 (a)	AAA	30,267	30,465
5.51% due 04/01/36 (a)	AAA	42,654	42,858
5.48% due 04/01/36 (a)	AAA	42,071	42,237
5.51% due 04/01/36	AAA	1,182,448	1,158,409
5.52% due 04/01/36 (a)	AAA	51,007	51,255
5.50% due 05/01/36	AAA	395,018	386,987
5.95% due 05/01/36 (a)	AAA	33,592	34,071
5.40% due 09/01/36 (a)	AAA	86,636	86,668
5.74% due 10/01/36 (a)	AAA	48,710	49,286

5.49% due 11/01/36 (a)	AAA	74,624	74,908
5.50% due 11/01/36	AAA	91,199	89,436
5.96% due 12/01/36 (a)	AAA	77,997	79,069
5.50% due 01/01/37	AAA	104,494	102,370
5.50% due 05/01/37	AAA	461	453
5.50% due 07/01/37	AAA	44,650	43,735
5.50% due 07/01/37	AAA	49,888	48,865
5.50% due 08/01/37	AAA	61	60
Government National Mortgage Assn.
7.00% due 02/15/31	AAA	1,308	1,369
5.50% due 02/15/36	AAA	374,775	369,603
5.50% due 04/15/36	AAA	509,374	502,345
			5,358,269

U.S. Government Treasuries — 8.9%
U.S. Treasury Bonds
4.50% due 02/15/36	AAA	300,000	284,414
U.S. Treasury Notes
4.00% due 02/15/14	AAA	70,000	68,699
1.63% due 01/15/15	AAA	70,903	67,834
4.50% due 05/15/17	AAA	105,000	104,409
U.S. Treasury STRIPS
due 02/15/36 PO	AAA	320,000	82,162
			607,518

Total U.S. Government Securities (Cost—6,607,635)			6,638,153

Short-Term Securities — 0.8%
Repurchase Agreement* * — 0.8%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07, total to be received $57,070 (Cost — $57,047)		$57,047	57,047

Total Investments Before Investments Sold Short — 98.3.% (Cost — $6,664,682)			6,695,200

Investments Sold Short — (1.6)%
U.S. Government Securities — (1.6)%
U.S. Government Agencies — Mortgage Backed Securities — (1.6)%
Federal National Mortgage Assn. 5.50% due 10/25/37 TBA (Proceeds—$107,955)		(110,000)	(107,731)

Total Investments, Net of Investments Sold Short — 96.7% (Cost — $6,556,727)			6,587,469
Other Assets Less Liabilities — 3.3%			222,319
Net Assets — 100%			$6,809,788

** The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a) Floating rate security - rate disclosed is as of September 30, 2007.

Glossary:

PO—Principal only

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA — Security is subject to delayed delivery.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments — 97.4%
Asset Backed Securities — 4.3%
Bank One Issuance Trust
3.35% due 03/15/11	AAA	$200,000	$197,530
Citibank Credit Card Issuance Trust
3.10% due 03/10/10	AAA	200,000	198,174
			395,704

Consumer Discretionary — 3.3%
Multiline Retail — 3.3%
Target Corp.
5.88% due 03/01/12	A+	300,000	307,173

Financials — 15.6%
Capital Markets — 3.5%
Bear Stearns Cos, Inc.
6.95% due 08/10/12	A+e	30,000	31,278
6.40% due 10/02/17	A+e	25,000	24,889
Goldman Sachs Group
5.25% due 10/15/13	AA-	70,000	68,387
Lehman Brothers Holdings, Inc.
6.00% due 07/19/12	A+e	75,000	76,163
7.00% due 09/27/27	A+e	25,000	25,597
Morgan Stanley
5.30% due 03/01/13	AA-	105,000	103,344
			329,658
Commercial MBS — 1.4%
Bear Stearns Commercial Mortgage Securities
5.69% due 06/11/50 (a)	AAA	100,000	99,628
GS Mortgage Securities Corp. II
6.62% due 10/18/30	AAA	30,928	31,084
			130,712

Consumer Finance — 2.7%
American General Finance Corp.
5.38% due 10/01/12	A+	250,000	246,072

Diversified Financial Services — 7.8%
Bank of America Corp.
6.00% due 09/01/17	AA	65,000	66,507
Citigroup, Inc.
4.88% due 05/07/15	AA-	325,000	309,510
General Electric Capital Corp.
6.15% due 08/07/37	AAA	30,000	30,788
JPMorgan Chase & Co.
5.13% due 09/15/14	A+	325,000	316,995
			723,800

Insurance — 0.2%
Metlife, Inc.
5.70% due 06/15/35	A	20,000	18,480
Total Financials			1,448,722

Industrials — 2.9%
Industrial Conglomerates — 2.9%
General Electric Co.
5.00% due 02/01/13	AAA	275,000	272,598

U.S. Government — 71.3%
U.S. Government Agencies — 51.6%
Federal Home Loan Mortgage Corp.
5.50% due 12/01/17	AAA	128,676	128,718
4.50% due 08/01/20	AAA	44,477	42,853
5.50% due 08/01/21	AAA	837,606	835,263
Federal National Mortgage Assn.
5.25% due 01/15/09	AAA	521,000	525,791
4.63% due 05/01/13	AAA	25,000	24,781
6.50% due 06/01/16	AAA	13,942	14,306
5.00% due 02/13/17	AAA	95,000	95,196
6.50% due 06/01/17	AAA	4,376	4,485
6.00% due 07/01/17	AAA	8,661	8,795
6.00% due 09/01/17	AAA	76,219	77,399
6.00% due 11/01/32	AAA	55,795	56,123
5.00% due 11/01/33	AAA	37,768	36,154
5.00% due 12/01/33	AAA	924,344	886,038
6.00% due 02/01/34	AAA	32,729	32,894
6.00% due 08/01/34	AAA	736,055	738,750
5.50% due 11/01/36	AAA	961,105	942,530
5.50% due 10/25/37 TBA	AAA	100,000	97,937
Government National Mortgage Assn.
7.00% due 07/15/32	AAA	10,330	10,815
6.00% due 10/15/37 TBA	AAA	250,000	251,563
			4,810,391

U.S. Treasuries — 19.7%
U.S. Treasury Bonds
8.13% due 08/15/21	AAA	145,000	192,589
6.25% due 08/15/23	AAA	230,000	264,230
6.00% due 02/15/26	AAA	80,000	90,600
6.75% due 08/15/26	AAA	50,000	61,312
4.50% due 02/15/36	AAA	120,000	113,766
U.S. Treasury Inflation Indexed Bonds
2.38% due 01/15/27	AAA	146,685	148,473
U.S. Treasury Notes
4.50% due 04/30/09	AAA	200,000	201,688
4.50% due 05/15/10	AAA	175,000	177,201
4.13% due 08/31/12	AAA	305,000	303,761
4.25% due 08/15/14	AAA	20,000	19,859
4.25% due 11/15/14	AAA	145,000	143,607
4.75% due 08/15/17	AAA	20,000	20,269
U.S. Treasury STRIPS
due 08/15/17 PO	AAA	150,000	94,185
			1,831,540
Total U.S. Government Securities			6,641,931

Total Fixed Income Investments (Cost —$9,099,265)			9,066,128

Short-Term Securities — 6.4%
Repurchase Agreement** — 6.4%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07, total to be received $596,550 (Cost—$596,308)	596,308	596,308

Total Investments — 103.8% (Cost — $9,695,573)		9,662,436
Other Liabilities in Excess of Assets — (3.8)%		(349,628)
Net Assets — 100.0%		$9,312,808

**   The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a) Floating rate security - rate disclosed is as of September 30, 2007.

Glossary:

PO—Principal only

STRIPS—Separate Trading of Registered Interest and

Principal of Securities

TBA—Security is subject to delayed delivery.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust —
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.9%
Consumer Discretionary — 5.1%
Automobiles — 0.5%
General Motors Corp.	8,000	$293,600

Internet & Catalog Retail — 2.5%
IAC/InterActiveCorp. *	46,950	1,393,006

Media — 1.3%
News Corp. (Class B)	14,100	329,799
Time Warner, Inc.	21,300	391,068
		720,867
Multiline Retail — 0.1%
Kohl’s Corp. *	1,000	57,330

Specialty Retail — 0.7%
J. Crew Group, Inc. *	9,000	373,500
Total Consumer Discretionary		2,838,303

Consumer Staples — 15.6%
Beverages — 4.5%
Anheuser-Busch Cos., Inc.	4,100	204,959
Coca-Cola Co. (The)	20,300	1,166,641
Coca-Cola Enterprises, Inc.	46,300	1,121,386
		2,492,986
Food & Staples Retailing — 4.3%
CVS Caremark Corp.	20,300	804,489
Kroger Co. (The)	16,300	464,876
SUPERVALU, Inc.	20,300	791,903
Wal-Mart Stores, Inc.	8,500	371,025
		2,432,293
Food Products — 2.7%
Kraft Foods, Inc.	35,334	1,219,376
Wm. Wrigley Jr. Co.	4,200	269,766
		1,489,142
Household Products — 4.1%
Colgate-Palmolive Co.	3,300	235,356
Procter & Gamble Co.	29,647	2,085,370
		2,320,726
Total Consumer Staples		8,735,147

Energy — 7.9%
Energy Equipment & Services — 1.4%
Schlumberger Ltd.	5,154	541,170
Smith International, Inc.	3,300	235,620
		776,790
Oil, Gas & Consumable Fuels — 6.5%
Devon Energy Corp.	3,300	274,560
Exxon Mobil Corp.	28,044	2,595,753
Occidental Petroleum Corp.	4,600	294,768

Spectra Energy Corp.	11,750	287,640
XTO Energy, Inc.	2,500	154,600
		3,607,321
Total Energy		4,384,111

Financials — 21.4%
Capital Markets — 6.2%
Bank Of New York Mellon Corp. (The)	53,058	2,341,980
Charles Schwab Corp. (The)	10,400	224,640
Morgan Stanley	14,500	913,500
		3,480,120
Commercial Banks — 3.4%
Fifth Third Bancorp.	11,200	379,456
Marshall & Ilsley Corp.	5,000	218,850
PNC Financial Services Group, Inc.	5,000	340,500
SunTrust Banks, Inc.	3,100	234,577
Wells Fargo & Co.	19,800	705,276
		1,878,659
Diversified Financial Services — 5.9%
Bank of America Corp.	6,000	301,620
Citigroup, Inc.	41,524	1,937,925
JPMorgan Chase & Co.	22,953	1,051,707
		3,291,252
Insurance — 3.4%
American International Group, Inc.	8,659	585,781
Aon Corp.	17,000	761,770
MetLife, Inc.	4,100	285,893
Prudential Financial, Inc.	3,000	292,740
		1,926,184
Thrifts & Mortgage Finance — 2.5%
Fannie Mae	22,600	1,374,306
Total Financials		11,950,521

Health Care — 7.3%
Biotechnology — 0.4%
Amgen, Inc. *	4,100	231,937

Pharmaceuticals — 6.9%
Abbott Laboratories	20,700	1,109,934
Bristol-Myers Squibb Co.	18,500	533,170
Eli Lilly & Co.	9,400	535,142
Schering-Plough Corp.	5,000	158,150
Teva Pharmaceutical Industries Ltd., ADR	22,400	996,128
Wyeth	10,994	489,783
		3,822,307
Total Health Care		4,054,244

Industrials — 10.9%
Aerospace & Defense — 1.0%
Boeing Co.	2,800	293,972
Rockwell Collins, Inc.	3,700	270,248
		564,220
Air Freight & Logistics — 0.2%
United Parcel Service, Inc. (Class B)	1,700	127,670

Airlines — 1.0%
Delta Air Lines, Inc.*	31,500	565,425

Commercial Services & Supplies — 0.4%
Waste Management, Inc.	5,466	206,287

Electrical Equipment — 1.6%
Emerson Electric Co.	16,634	885,261

Industrial Conglomerates — 4.1%
General Electric Co.	55,800	2,310,120

Machinery — 1.3%
Caterpillar, Inc.	5,742	450,345
Eaton Corp.	2,922	289,395
		739,740
Road & Rail — 1.3%
Hertz Global Holdings, Inc.*	31,300	711,136
Total Industrials		6,109,859

Information Technology — 15.9%
Communications Equipment — 3.8%
Cisco Systems, Inc. *	23,200	768,152
Corning, Inc.	22,200	547,230
Juniper Networks, Inc. *	11,700	428,337
Qualcomm, Inc.	8,800	371,888
		2,115,607

Computers & Peripherals — 5.3%
Hewlett-Packard Co.	20,000	995,800
International Business Machines Corp.	5,000	589,000
Sun Microsystems, Inc. *	248,100	1,391,841
		2,976,641
IT Services — 0.4%
Paychex, Inc.	5,900	241,900

Semiconductors & Semiconductor Equipment — 2.7%
Altera Corp.	18,800	452,704
Micron Technology, Inc. *	4,800	53,280
Nvidia Corp. *	6,900	250,056
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	33,066	334,628
Texas Instruments, Inc.	10,900	398,831
		1,489,499
Software — 3.7%
Adobe Systems, Inc. *	10,400	454,064
Microsoft Corp.	27,400	807,204
Oracle Corp. *	38,000	822,700
		2,083,968
Total Information Technology		8,907,615

Materials — 6.9%
Chemicals — 1.9%
Monsanto Co.	7,872	674,945
Praxair, Inc.	4,308	360,838
		1,035,783

Metals & Mining — 5.0%
Alcoa, Inc.	3,300	129,096
Barrick Gold Corp.	29,900	1,204,372
BHP Billiton Ltd., ADR	5,300	416,580
Freeport-McMoRan Copper & Gold, Inc.	8,800	923,032
United States Steel Corp.	1,100	116,534
		2,789,614
Total Materials		3,825,397

Telecommunication Services — 3.6%
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	42,692	1,806,299
Verizon Communications, Inc.	4,500	199,260
		2,005,559

Utilities — 3.3%
Electric Utilities — 2.3%
FPL Group, Inc.	6,300	383,544
PPL Corp.	10,300	476,890
Progress Energy, Inc.	9,088	425,773
		1,286,207
Multi-Utilities — 1.0%
PG&E Corp.	11,900	568,820
Total Utilities		1,855,027
Total Common Stocks (Cost—$50,618,166)		54,665,783

	Principal Amount
Short-Term Securities — 6.8%
Repurchase Agreements — 6.8%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07 total to be received $3,800,540 (Cost—$3,798,998)	$3,798,998	3,798,998

Total Investments — 104.7% (Cost $54,417,164)		58,464,781
Other Liabilities in Excess of Assets — (4.7)%		(2,598,515)
Net Assets 100.0%		$55,866,266

*    Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust—
Roszel/Allianz CCM Capital Appreciation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.1%
Consumer Discretionary — 10.6%
Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	34,500	$1,879,215

Household Durables — 1.3%
Garmin Ltd.	18,040	2,153,976

Internet & Catalog Retail — 1.4%
Amazon.Com, Inc.*	24,850	2,314,777

Media — 3.5%
Discovery Holding Co.*	73,030	2,106,915
Omnicom Group, Inc.	34,320	1,650,449
Walt Disney Co. (The)	56,340	1,937,533
		5,694,897

Multiline Retail — 1.0%
Nordstrom, Inc.	35,250	1,652,873

Textiles, Apparel & Luxury Goods — 2.3%
Coach, Inc. *	39,680	1,875,674
Nike, Inc. (Class B)	32,570	1,910,556
		3,786,230
Total Consumer Discretionary		17,481,968

Consumer Staples — 3.5%
Beverages — 1.2%
Coca-Cola Co. (The)	35,160	2,020,645

Food Products — 1.0%
ConAgra Foods, Inc.	61,800	1,614,834

Tobacco — 1.3%
Loews Corp. - Carolina Group	25,590	2,104,266
Total Consumer Staples		5,739,745

Energy — 10.2%
Energy Equipment & Services — 4.3%
National Oilwell Varco, Inc. *	14,030	2,027,335
Schlumberger Ltd.	23,420	2,459,100
Transocean, Inc.*	22,490	2,542,494
		7,028,929

Oil, Gas & Consumable Fuels — 5.9%
ConocoPhillips	22,760	1,997,645
Exxon Mobil Corp.	22,810	2,111,294
Marathon Oil Corp.	30,680	1,749,374
Occidental Petroleum Corp.	31,480	2,017,238
Valero Energy Corp.	26,760	1,797,737
		9,673,288
Total Energy		16,702,217

Financials — 12.1%
Capital Markets — 2.3%
Charles Schwab Corp. (The)	92,310	1,993,896
Franklin Resources, Inc.	14,220	1,813,050
		3,806,946

Consumer Finance — 1.0%
American Express Co.	28,790	1,709,262

Diversified Financial Services — 1.2%
CME Group, Inc.	3,421	2,009,324

Insurance — 7.6%
American International Group, Inc.	25,390	1,717,634
Chubb Corp.	30,630	1,642,993
Everest Re Group Ltd.	17,170	1,892,821
Loews Corp.	39,800	1,924,330
MetLife, Inc.	26,780	1,867,369
Prudential Financial, Inc.	17,330	1,691,061
Travelers Cos., Inc. (The)	33,790	1,700,989
		12,437,197
Total Financials		19,962,729

Health Care — 10.8%
Biotechnology — 2.4%
Biogen Idec, Inc. *	27,910	1,851,270
Gilead Sciences, Inc. *	49,970	2,042,274
		3,893,544

Health Care Equipment & Supplies — 1.3%
Baxter International, Inc.	37,000	2,082,360

Health Care Providers & Services — 2.5%
Aetna, Inc.	36,600	1,986,282
Medco Health Solutions, Inc.*	23,720	2,144,051
		4,130,333

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.*	33,930	1,958,439

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	62,230	1,793,469
Merck & Co., Inc.	36,230	1,872,729
Schering-Plough Corp.	61,580	1,947,775
		5,613,973
Total Health Care		17,678,649

Industrials — 17.0%
Aerospace & Defense — 6.3%
Boeing Co.	20,230	2,123,948
General Dynamics Corp.	22,920	1,936,052
Lockheed Martin Corp.	17,710	1,921,358
Precision Castparts Corp.	15,230	2,253,736
Raytheon Co.	33,670	2,148,819
		10,383,913

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	18,770	1,019,023

Construction & Engineering — 1.4%
Jacobs Engineering Group, Inc.*	29,030	2,194,087

Electrical Equipment — 2.6%
Cooper Industries Ltd. (Class A)	41,600	2,125,344
Emerson Electric Co.	40,970	2,180,423
		4,305,767

Industrial Conglomerates — 2.5%
3M Co.	22,040	2,062,503
McDermott International, Inc. *	37,680	2,037,735
		4,100,238

Machinery — 3.6%
Deere & Co.	16,170	2,399,951
Parker Hannifin Corp.	18,450	2,063,264
Terex Corp. *	16,760	1,491,975
		5,955,190
Total Industrials		27,958,218

Information Technology — 28.2%
Communications Equipment — 5.0%
Cisco Systems, Inc. *	66,100	2,188,571
Corning, Inc.	83,230	2,051,620
Harris Corp.	34,690	2,004,735
Qualcomm, Inc.	47,670	2,014,534
		8,259,460

Computers & Peripherals — 7.7%
Apple, Inc. *	21,300	3,270,402
Dell, Inc. *	66,770	1,842,852
EMC Corp.*	125,910	2,618,928
Hewlett-Packard Co.	53,720	2,674,719
International Business Machines Corp.	18,670	2,199,326
		12,606,227

Internet Software & Services — 1.3%
eBay, Inc. *	53,150	2,073,913

IT Services — 2.2%
Accenture, Ltd. (Class A)	44,420	1,787,905
Mastercard, Inc. (Class A)	12,820	1,896,975
		3,684,880

Semiconductors & Semiconductor Equipment — 5.9%
Applied Materials, Inc.	94,520	1,956,564
MEMC Electronic Materials, Inc. *	30,660	1,804,648
National Semiconductor Corp.	66,320	1,798,598
Nvidia Corp. *	61,990	2,246,517
Texas Instruments, Inc.	49,140	1,798,033
		9,604,360

Software — 6.1%
Adobe Systems, Inc. *	44,960	1,962,954
Autodesk, Inc. *	41,300	2,063,761
BMC Software, Inc.*	58,620	1,830,703
Microsoft Corp.	72,590	2,138,501
Oracle Corp. *	94,460	2,045,059
		10,040,978
Total Information Technology		46,269,818

Materials — 4.5%
Chemicals — 1.7%
Monsanto Co.	32,160	2,757,399

Containers & Packaging — 1.2%
Owens-Illinois, Inc. *	46,920	1,944,834

Metals & Mining — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	25,660	2,691,477
Total Materials		7,393,710

Telecommunication Services — 1.2%
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	47,800	2,022,418

Total Common Stocks (Cost—$133,227,420)		161,209,472

	Principal
	Amount
Short-Term Securities — 2.6%
Repurchase Agreement ** — 2.6%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07, total to be received $4,306,676 (Cost—$4,304,929)	$4,304,929	4,304,929

Total Investments — 100.7% (Cost $137,532,349)		165,514,401
Other Liabilities in Excess of Assets — (0.7)%		(1,203,152)
Net Assets 100.0%		$164,311,249

*    Non-income producing security.

** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust —
Roszel/Lord Abbett Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.6%
Consumer Discretionary — 15.9%
Auto Components — 1.3%
ArvinMeritor, Inc.	37,400	$629,068
Goodyear Tire & Rubber Co.*	39,000	1,185,990
		1,815,058
Distributors — 1.8%
Genuine Parts Co.	51,500	2,575,000

Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc.	56,700	1,555,848

Household Durables — 2.7%
Newell Rubbermaid, Inc.	62,100	1,789,722
Snap-On, Inc.	39,500	1,956,830
		3,746,552
Media — 5.5%
Arbitron, Inc.	12,600	571,284
Idearc, Inc.	1,000	31,470
Interpublic Group of Cos., Inc. *	346,791	3,599,691
RH Donnelley Corp. *	63,100	3,534,862
		7,737,307
Multiline Retail — 0.8%
Macy’s, Inc.	36,216	1,170,501

Specialty Retail — 2.7%
Foot Locker, Inc.	82,500	1,264,725
OfficeMax, Inc.	73,300	2,511,991
		3,776,716
Total Consumer Discretionary		22,376,982

Consumer Staples — 6.8%
Beverages — 2.1%
Coca-Cola Enterprises, Inc.	123,000	2,979,060

Food & Staples Retailing — 2.7%
Kroger Co. (The)	66,100	1,885,172
Safeway, Inc.	57,000	1,887,270
		3,772,442
Food Products — 2.0%
Dean Foods Co.	44,000	1,125,520
Smithfield Foods, Inc. *	53,000	1,669,500
		2,795,020
Total Consumer Staples		9,546,522

Energy — 7.5%
Energy Equipment & Services — 4.1%
GlobalSantaFe Corp.	36,600	2,782,332
Halliburton Co.	78,536	3,015,782
		5,798,114
Oil, Gas & Consumable Fuels — 3.4%
EOG Resources, Inc.	45,300	3,276,549
Range Resources Corp.	36,100	1,467,826
		4,744,375
Total Energy		10,542,489

Financials — 7.6%
Insurance — 6.8%
ACE Ltd.	24,500	1,483,965
Conseco, Inc. *	113,700	1,819,200
PartnerRe Ltd.	33,600	2,654,064
Safeco Corp.	17,500	1,071,350
XL Capital Ltd. (Class A)	31,300	2,478,960
		9,507,539
Real Estate — 0.8%
Host Hotels & Resorts, Inc. (REIT)	52,600	1,180,344
Total Financials		10,687,883

Health Care — 6.2%
Health Care Equipment & Supplies — 0.6%
Bausch & Lomb, Inc.	10,700	684,800
Covidien Ltd.*	4,100	170,150
		854,950
Health Care Providers & Services — 1.6%
Aetna, Inc.	20,500	1,112,535
Healthsouth Corp.*	63,400	1,110,134
		2,222,669
Pharmaceuticals — 4.0%
King Pharmaceuticals, Inc. *	211,500	2,478,780
Mylan Laboratories, Inc.	198,850	3,173,646
		5,652,426
Total Health Care		8,730,045

Industrials — 10.7%
Building Products — 0.2%
Owens Corning, Inc.*	11,900	298,095

Commercial Services & Supplies — 3.3%
Allied Waste Industries, Inc. *	127,600	1,626,900
R.R. Donnelley & Sons Co.	83,505	3,052,943
		4,679,843
Construction & Engineering — 1.3%
KBR, Inc. *	46,285	1,794,469

Electrical Equipment — 1.9%
Hubbell, Inc. (Class B)	45,800	2,616,096

Machinery — 3.0%
Cummins, Inc.	10,700	1,368,423
Pentair, Inc.	10,000	331,800
Timken Co.	68,100	2,529,915
		4,230,138
Trading Companies & Distributors — 1.0%
W.W. Grainger, Inc.	15,400	1,404,326
Total Industrials		15,022,967

Information Technology — 13.3%
Communications Equipment — 7.1%
ADC Telecommunications, Inc. *	118,100	2,315,941
Avaya, Inc. *	102,900	1,745,184
JDS Uniphase Corp.*	238,175	3,563,098
Tellabs, Inc. *	250,300	2,382,856
		10,007,079
Internet Software & Services — 0.2%
Openwave Systems, Inc. *	56,400	247,032

Software — 6.0%
Cadence Design Systems, Inc. *	142,600	3,164,294
McAfee, Inc. *	99,100	3,455,617
Sybase, Inc. *	78,900	1,824,957
		8,444,868
Total Information Technology		18,698,979

Materials — 12.7%
Chemicals — 7.3%
Chemtura Corp.	187,400	1,665,986
Eastman Chemical Co.	42,500	2,836,025
Monsanto Co.	18,000	1,543,320
Mosiac Co. (The) *	66,800	3,575,136
Potash Corp. of Saskatchewan	3,178	335,915
Valspar Corp.	10,100	274,821
		10,231,203
Containers & Packaging — 3.3%
Ball Corp.	52,100	2,800,375
Pactiv Corp. *	62,300	1,785,518
		4,585,893
Paper & Forest Products — 2.1%
Bowater, Inc.	90,300	1,347,276
MeadWestvaco Corp.	55,900	1,650,727
		2,998,003
Total Materials		17,815,099

Telecommunication Services — 8.3%
Diversified Telecommunication Services — 8.3%
CenturyTel, Inc.	37,400	1,728,628
Embarq Corp.	59,000	3,280,400
Qwest Communications International, Inc. *	561,000	5,138,760
Windstream Corp.	111,300	1,571,556
		11,719,344

Utilities — 9.6%
Electric Utilities — 2.2%
Northeast Utilities	110,100	3,145,557

Gas Utilities — 0.3%
Southwest Gas Corp.	16,500	466,785

Multi-Utilities — 7.1%
Ameren Corp.	62,800	3,297,000
CMS Energy Corp.	156,900	2,639,058
NiSource, Inc.	149,000	2,851,860
Puget Energy, Inc.	47,900	1,172,113
		9,960,031
Total Utilities		13,572,373
Total Common Stocks
(Cost—$118,587,284)		138,712,683

	Principal Amount
Short-Term Securities — 5.1%
Repurchase Agreements — 5.1%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07 total to be received $7,235,387 (Cost—$7,232,452)	$7,232,452	7,232,452

Total Investments — 103.7% (Cost $125,819,736)		145,945,135
Other Liabilities in Excess of Assets — (3.7)%		(5,191,397)
Net Assets 100.0%		$140,753,738

*    Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Schedule of Investments

MLIG Variable Insurance Trust—
Roszel/Davis Large Cap Value Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 95.6%
Consumer Discretionary — 7.9%
Automobiles — 1.5%
Harley-Davidson, Inc.	720	$33,271

Diversified Consumer Services — 1.0%
H&R Block, Inc.	1,060	22,451

Media — 5.4%
Comcast Corp. (Class A Non-Voting) *	3,310	79,308
News Corp. (Class A)	2,060	45,299
		124,607
Total Consumer Discretionary		180,329

Consumer Staples — 14.8%
Beverages — 1.6%
Diageo PLC, ADR	410	35,969

Food & Staples Retailing — 8.0%
Costco Wholesale Corp.	1,770	108,625
CVS Caremark Corp.	885	35,073
Wal-Mart Stores, Inc.	910	39,721
		183,419
Household Products — 1.2%
Procter & Gamble Co.	410	28,840

Tobacco — 4.0%
Altria Group, Inc.	1,310	91,084
Total Consumer Staples		339,312

Energy — 15.0%
Energy Equipment & Services — 1.5%
Transocean, Inc.*	300	33,915

Oil, Gas & Consumable Fuels — 13.5%
ConocoPhillips	1,410	123,756
Devon Energy Corp.	820	68,224
EOG Resources, Inc.	670	48,461
Occidental Petroleum Corp.	1,090	69,847
		310,288
Total Energy		344,203

Financials — 40.6%
Capital Markets — 3.0%
Ameriprise Financial, Inc.	590	37,235
Bank Of New York Mellon Corp. (The)	710	31,339
		68,574

Commercial Banks — 8.6%
HSBC Holdings plc, ADR	783	72,506
Wachovia Corp.	1,113	55,817
Wells Fargo & Co.	1,950	69,459
		197,782
Consumer Finance — 5.2%
American Express Co.	2,000	118,740

Diversified Financial Services — 7.6%
Citigroup, Inc.	1,110	51,804
JPMorgan Chase & Co.	2,080	95,305
Moody’s Corp.	530	26,712
		173,821
Insurance — 16.2%
American International Group, Inc.	1,640	110,946
Aon Corp.	430	19,268
Berkshire Hathaway, Inc., (Class B)*	26	102,752
Loews Corp.	1,350	65,273
Progressive Corp. (The)	2,320	45,031
Transatlantic Holdings, Inc.	380	26,726
		369,996
Total Financials		928,913

Health Care — 3.9%
Health Care Equipment & Supplies — 1.7%
Covidien Ltd.*	955	39,632

Health Care Providers & Services — 2.2%
Cardinal Health, Inc.	400	25,012
UnitedHealth Group, Inc.	530	25,668
		50,680
Total Health Care		90,312

Industrials — 1.9%
Industrial Conglomerates — 1.9%
Tyco International Ltd.	985	43,675

Information Technology — 7.3%
Computers & Peripherals — 1.5%
Dell, Inc. *	1,230	33,948

Electronic Equipment & Instruments — 1.5%
Tyco Electronics Ltd.	955	33,836

IT Services — 1.6%
Iron Mountain, Inc. *	1,235	37,643

Software — 2.7%
Microsoft Corp.	2,110	62,160
Total Information Technology		167,587

Materials — 2.8%
Construction Materials — 0.8%
Vulcan Materials Co.	220	19,613

Containers & Packaging — 2.0%
Sealed Air Corp.	1,770	45,241
Total Materials		64,854

Telecommunication Services — 1.4%
Wireless Telecommunication Services — 1.4%
Sprint Nextel Corp.	1,640	31,160

Total Common Stocks (Cost—$1,961,656)		2,190,345

	Principal Amount
Short-Term Securities — 3.0%
Repurchase Agreement ** — 3.0%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07, total to be received $68,334 (Cost—$68,306)	$68,306	68,306

Total Investments — 98.6% (Cost $2,029,962)		2,258,651
Other Assets Less Liabilities — 1.4%		32,130
Net Assets 100.0%		$2,290,781

*     Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust—
Roszel/Seligman Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 100.4%
Consumer Discretionary — 19.5%
Auto Components — 1.8%
Goodyear Tire & Rubber Co.*	32,600	$991,366

Hotels, Restaurants & Leisure — 2.6%
Life Time Fitness, Inc. *	6,400	392,576
Pinnacle Entertainment, Inc. *	37,600	1,023,848
		1,416,424
Internet & Catalog Retail — 2.4%
NutriSystem, Inc.*	28,200	1,322,298

Media — 4.9%
Gemstar-TV Guide International, Inc. *	364,400	2,536,224
Mediacom Communications Corp. (Class A) *	18,200	128,310
		2,664,534
Multiline Retail — 1.1%
Kohl’s Corp. *	10,500	601,965

Specialty Retail — 6.7%
American Eagle Outfitters, Inc.	30,800	810,348
OfficeMax, Inc.	7,300	250,171
PetSmart, Inc.	12,200	389,180
Tween Brands, Inc. *	28,500	935,940
Urban Outfitters, Inc. *	57,700	1,257,860
		3,643,499
Total Consumer Discretionary		10,640,086

Consumer Staples — 3.0%
Food & Staples Retailing — 2.3%
Rite Aid Corp.*	269,600	1,245,552

Food Products — 0.7%
Smithfield Foods, Inc. *	11,900	374,850
Total Consumer Staples		1,620,402

Energy — 13.0%
Energy Equipment & Services — 9.2%
Cameron International Corp.*	10,500	969,045
Diamond Offshore Drilling	8,700	985,623
FMC Technologies, Inc. *	7,300	420,918
Grant Prideco, Inc. *	11,700	637,884
National Oilwell Varco, Inc. *	6,300	910,350
Weatherford International Ltd. *	16,000	1,074,880
		4,998,700

Oil, Gas & Consumable Fuels — 3.8%
Cameco Corp.	9,700	448,528
Marathon Oil Corp.	6,900	393,438
Newfield Exploration Co. *	10,600	510,496
Noble Energy, Inc.	10,100	707,404
		2,059,866
Total Energy		7,058,566

Financials — 0.9%
Diversified Financial Services — 0.9%
IntercontinentalExchange, Inc. *	3,300	501,270

Health Care — 15.2%
Biotechnology — 3.0%
BioMarin Pharmaceticals, Inc. *	14,900	371,010
Celgene Corp. *	5,500	392,205
Cephalon, Inc. *	8,100	591,786
Cepheid, Inc. *	13,600	310,080
		1,665,081
Health Care Equipment & Supplies — 6.4%
Beckman Coulter, Inc.	9,100	671,216
Dentsply International, Inc.	11,400	474,696
Gen-Probe, Inc.*	10,200	679,116

Northstar Neuroscience, Inc. *	37,700	420,732
Respironics, Inc. *	12,000	576,360
St. Jude Medical, Inc. *	15,500	683,085
		3,505,205
Health Care Providers & Services — 3.3%
Express Scripts, Inc. *	8,900	496,798
Patterson Cos., Inc. *	13,900	536,679
Quest Diagnostics, Inc.	13,200	762,564
		1,796,041

Life Sciences Tools & Services — 1.7%
Applera Corp. - Applied Biosystems Group	11,800	408,752
Waters Corp.*	7,400	495,208
		903,960

Pharmaceuticals — 0.8%
Mylan, Inc.	26,300	419,748
Total Health Care		8,290,035

Industrials — 10.6%
Aerospace & Defense — 4.2%
AAR Corp. *	12,200	370,148
Goodrich Corp.	13,900	948,397
Raytheon Co.	15,400	982,828
		2,301,373
Industrial Conglomerates — 2.5%
McDermott International, Inc. *	15,200	822,016
Textron, Inc.	8,600	535,006
		1,357,022
Machinery — 3.9%
AGCO Corp. *	28,000	1,421,560
ITT Corp.	10,400	706,472
		2,128,032
Total Industrials		5,786,427

Information Technology — 23.5%
Communications Equipment — 4.9%
Comverse Technology, Inc. *	49,500	980,100
OpNext, Inc.*	66,666	773,326
Research In Motion Ltd. *	9,600	946,080
		2,699,506

Electronic Equipment & Instruments — 0.8%
Trimble Navigation Ltd. *	10,800	423,468

Internet Software & Services — 5.9%
Equinix, Inc. *	10,600	940,114
SAVVIS, Inc.*	58,100	2,253,118
		3,193,232
IT Services — 1.8%
Cognizant Technology Solutions Corp., (Class A) *	12,200	973,194

Semiconductors & Semiconductor Equipment — 7.5%
Anadigics, Inc. *	15,400	278,432
Broadcom Corp. (Class A) *	15,700	572,108
Formfactor, Inc.*	15,900	705,483
Intersil Corp. (Class A)	25,200	842,436
Maxim Integrated Products, Inc.	26,100	766,035
Microsemi Corp.*	34,200	953,496
		4,117,990
Software — 2.6%
Activision, Inc. *	39,100	844,169
Synopsys, Inc. *	20,400	552,432
		1,396,601
Total Information Technology		12,803,991

Materials — 7.5%
Chemicals — 4.0%
Mosiac Co. (The) *	29,500	1,578,840
Zoltec Cos., Inc.*	13,600	593,368
		2,172,208
Metals & Mining — 3.5%
Agnico-Eagle Mines, Ltd.	8,100	403,380
Century Aluminum Co. *	8,500	447,525

Freeport-McMoRan Copper & Gold, Inc. (Class B)	10,100	1,059,389
		1,910,294
Total Materials		4,082,502

Telecommunication Services — 7.2%
Diversified Telecommunication Services — 0.9%
Time Warner Telecom, Inc.*	23,700	520,689

Wireless Telecommunication Services — 6.3%
Crown Castle International Corp.*	7,300	296,599
NII Holdings, Inc. *	27,600	2,267,340
SBA Communications Corp., (Class A)*	24,500	864,360
		3,428,299
Total Telecommunication Services		3,948,988
Total Common Stocks (Cost—$48,271,551)		54,732,267

	Principal Amount
Short-Term Securities — 0.8%
Repurchase Agreements —** 0.8%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07, total to be received $457,327 (Cost—$457,141)	$457,141	457,141
Total Investments — 101.2% (Cost $48,728,692)		55,189,408
Other Liabilities in Excess of Assets — (1.2)%		(661,783)
Net Assets 100.0%		$54,527,625

*    Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust —
Roszel/Allianz NFJ Small Cap Value Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.6%
Consumer Discretionary — 7.1%
Auto Components — 0.8%
ArvinMeritor, Inc.	48,300	$812,406

Automobiles — 1.1%
Thor Industries, Inc.	23,100	1,039,269

Hotels, Restaurants & Leisure — 0.8%
CKE Restaurants, Inc.	50,300	815,363

Household Durables — 1.0%
Ethan Allen Interiors, Inc.	29,800	974,162

Media — 0.7%
Belo Corp. (Class A)	42,600	739,536

Specialty Retail — 2.0%
Asbury Automotive Group, Inc.	46,900	929,089
Brown Shoe Co., Inc.	17,100	331,740
Cato Corp. (The) (Class A)	37,450	765,478
		2,026,307
Textiles, Apparel & Luxury Goods — 0.7%
Kellwood Co.	38,800	661,540
Total Consumer Discretionary		7,068,583

Consumer Staples — 7.9%
Food & Staples Retailing — 2.0%
Ruddick Corp.	28,300	949,182
Weis Markets, Inc.	23,700	1,011,753
		1,960,935
Food Products — 3.8%
Corn Products International, Inc.	22,600	1,036,662
J.M. Smucker Co. (The)	18,600	993,612
Lancaster Colony Corp.	23,100	881,727
Pilgrim’s Pride Corp.	26,900	934,237
		3,846,238
Household Products — 1.1%
WD-40 Co.	31,500	1,075,410

Tobacco — 1.0%
Universal Corp.	20,300	993,685
Total Consumer Staples		7,876,268

Energy — 13.8%
Energy Equipment & Services — 1.9%
Lufkin Industries, Inc.	18,700	1,028,874
Tidewater, Inc.	13,900	873,476
		1,902,350

Oil, Gas & Consumable Fuels — 11.9%
Berry Petroleum Co. (Class A)	31,800	1,258,962
Cabot Oil & Gas Corp.	35,700	1,255,212
Cimarex Energy Co.	27,500	1,024,375
Frontline Ltd.	20,100	970,428
General Maritime Corp.	29,700	828,927
Holly Corp.	18,000	1,076,940
Penn Virginia Corp.	29,500	1,297,410
St. Mary Land & Exploration Co.	33,600	1,198,512
Tsako Energy	15,300	1,077,273
Western Refining, Inc.	22,000	892,760
World Fuel Services Corp.	24,500	999,845
		11,880,644
Total Energy		13,782,994

Financials — 20.7%
Commercial Banks — 8.4%
Amcore Financial, Inc.	23,800	593,096
Bancorpsouth, Inc.	39,100	950,130
Bank Of Hawaii	19,000	1,004,150
Cullen/Frost Bankers, Inc.	19,200	962,304
FirstMerit Corp.	10,300	203,528
Fulton Financial Corp.	65,500	941,890
Old National Bancorp	53,010	878,376
Provident Bancshares Corp.	31,700	993,161
Susquehanna Bancshares, Inc.	43,400	872,340
Whitney Holding Corp.	36,100	952,318
		8,351,293
Consumer Finance — 0.8%
Advance America Cash Advance Centers, Inc.	75,300	803,451

Insurance — 3.9%
American Equity Investment Life Holding Co.	91,100	970,215
Delphi Financial Group	25,950	1,048,899
Infinity Property & Casualty Corp.	21,800	876,796
RLI Corp.	17,400	986,928
		3,882,838
Real Estate — 6.7%
CBL & Associates Properties, Inc. (REIT)	28,200	988,410
Equity One, Inc. (REIT)	35,800	973,760
First Industrial Realty Trust, Inc. (REIT)	24,800	963,976
Healthcare Realty Trust, Inc. (REIT)	32,700	871,782
HRPT Properties Trust (REIT)	92,800	917,792
Nationwide Health Properties, Inc. (REIT)	32,400	976,212
Potlatch Corp. (REIT)	21,537	969,811
		6,661,743

Thrifts & Mortgage Finance — 0.9%
Washington Federal, Inc.	36,620	961,641
Total Financials		20,660,966

Health Care — 3.1%
Health Care Equipment & Supplies — 1.7%
Invacare Corp.	33,200	776,216
West Pharmaceutical Services, Inc.	22,700	945,682
		1,721,898
Health Care Providers & Services — 1.4%
Landauer, Inc.	8,100	412,776
Owens & Minor, Inc.	25,800	982,722
		1,395,498
Total Health Care		3,117,396

Industrials — 22.1%
Aerospace & Defense — 1.8%
Curtiss-Wright Corp.	10,300	489,250
DRS Technologies, Inc.	23,100	1,273,272
		1,762,522

Airlines — 1.0%
Skywest, Inc.	39,700	999,249

Building Products — 2.3%
Lennox International, Inc.	27,100	915,980
Simpson Manufacturing Co., Inc.	27,200	866,320
Universal Forest Products, Inc.	16,100	481,390
		2,263,690
Commercial Services & Supplies — 2.0%
Ennis, Inc.	51,200	1,128,448
Kelly Services, Inc. (Class A)	46,079	912,825
		2,041,273
Electrical Equipment — 1.9%
Acuity Brands, Inc.	16,500	832,920
Regal-Beloit Corp.	22,800	1,091,892
		1,924,812
Industrial Conglomerates — 1.0%
Teleflex, Inc.	12,200	950,624

Machinery — 8.0%
Albany International Corp.	24,400	914,756
Barnes Group, Inc.	36,200	1,155,504
Briggs & Stratton Corp.	18,000	453,240
Crane Co.	21,500	1,031,355
Harsco Corp.	18,000	1,066,860
Kennametal, Inc.	15,000	1,259,700
Lincoln Electric Holdings, Inc.	14,900	1,156,389
Mueller Industries, Inc.	26,700	964,938
		8,002,742
Marine — 1.2%
Genco Shipping & Trading Ltd.	18,900	1,238,517

Road & Rail — 1.8%
Arkansas Best Corp.	27,500	898,150
Werner Enterprises, Inc.	51,600	884,940
		1,783,090
Trading Companies & Distributors — 1.1%
Applied Industrial Tech, Inc.	34,900	1,075,967
Total Industrials		22,042,486

Information Technology — 1.9%
Electronic Equipment & Instruments — 1.9%
Technitrol, Inc.	35,900	967,505
Tektronix, Inc.	32,300	896,002
		1,863,507

Materials — 11.6%
Chemicals — 5.3%
Lubrizol Corp.	19,200	1,249,152
Methanex Corp.	40,300	1,023,620
RPM International, Inc.	45,300	1,084,935
Sensient Technologies Corp.	34,700	1,001,789
Westlake Chemical Corp.	34,200	866,286
		5,225,782
Metals & Mining — 6.3%
Agnico-Eagle Mines, Ltd.	25,400	1,264,920
Cleveland-Cliffs, Inc.	14,400	1,266,768
Commercial Metals Co.	40,000	1,266,000
Iamgold Corp.	142,300	1,233,741
Royal Gold, Inc.	38,500	1,260,875
		6,292,304
Total Materials		11,518,086

Telecommunication Services — 1.0%
Wireless Telecommunication Services — 1.0%
USA Mobility, Inc. *	58,100	980,147

Utilities — 9.4%
Electric Utilities — 2.0%
Cleco Corp.	38,800	980,476
Westar Energy, Inc.	42,100	1,033,976
		2,014,452
Gas Utilities — 6.4%
Atmos Energy Corp.	35,200	996,864
Energen Corp.	22,400	1,279,488
National Fuel Gas Co.	25,400	1,188,974
Southwest Gas Corp.	29,100	823,239
UGI Corp.	39,400	1,023,612
WGL Holdings, Inc.	30,000	1,016,700
		6,328,877
Multi-Utilities — 1.0%
Vectren Corp.	35,900	979,711
Total Utilities		9,323,040

Total Common Stocks (Cost—$81,549,265)		98,233,473

	Principal Amount
Short-Term Securities — 0.8%
Repurchase Agreements — 0.8%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07, total to be received $756,547 (Cost—$756,240)	$756,240	756,240

Total Investments — 99.4% (Cost $82,305,505)		98,989,713
Other Assets Less Liabilities — 0.6%		608,484
Net Assets 100.0%		$99,598,197

*    Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S.government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

REIT — Real Estate Investment Trust.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust—
Roszel/JPMorgan Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.2%
Consumer Discretionary — 17.4%
Distributors — 1.3%
LKQ Corp. *	27,350	$952,054

Diversified Consumer Services — 1.1%
INVESTools, Inc.*	69,854	844,535

Hotels, Restaurants & Leisure — 5.0%
Gaylord Entertainment Co. *	13,400	713,148
Jamba, Inc. *	26,800	188,404
Orient-Express Hotels Ltd.	5,850	299,929
Red Robin Gourmet Burgers, Inc.*	23,700	1,016,730
Shuffle Master, Inc. *	17,550	262,373
Sonic Corp. *	31,650	740,610
WMS Industries, Inc. *	15,300	506,430
		3,727,624

Household Durables — 1.2%
Champion Enterprises, Inc. *	81,500	894,870

Internet & Catalog Retail — 1.7%
FTD Group, Inc.	37,000	550,560
Gaiam, Inc. (Class A) *	31,550	758,146
		1,308,706

Leisure Equipment & Products — 1.2%
Smith & Wesson Holding Corp. *	47,700	910,593

Media — 1.2%
Lions Gate Entertainment Corp. *	31,250	322,188
Morningstar, Inc. *	8,950	549,530
		871,718

Specialty Retail — 2.4%
GameStop Corp. (Class A) *	15,300	862,155
Pacific Sunwear Of California *	62,000	917,600
		1,779,755

Textiles, Apparel & Luxury Goods — 2.3%
Iconix Brand Group, Inc. *	33,550	798,154
Quiksilver, Inc. *	40,200	574,860
Under Armour, Inc. (Class A) *	6,550	391,821
		1,764,835
Total Consumer Discretionary		13,054,690

Consumer Staples — 2.5%
Food & Staples Retailing — 0.3%
Susser Holdings Corp.	13,400	284,750

Food Products — 1.0%
SunOpta, Inc. *	53,340	772,897

Personal Products — 1.2%
Bare Escentuals, Inc. *	35,100	872,937
Total Consumer Staples		1,930,584

Energy — 6.8%
Energy Equipment & Services — 3.6%
Exterran Holdings, Inc.*	12,200	980,148
Hornbeck Offshore Services, Inc. *	15,043	552,078
Oceaneering International, Inc. *	15,050	1,140,790
		2,673,016

Oil, Gas & Consumable Fuels — 3.2%
Bois D’Arc Energy, Inc.*	22,700	435,159
Penn Virginia Corp.	25,000	1,099,500

Venoco, Inc. *	20,600	353,290
World Fuel Services Corp.	13,050	532,571
		2,420,520
Total Energy		5,093,536

Financials — 9.7%
Capital Markets — 1.8%
Affiliated Managers Group, Inc. *	5,300	675,803
Investment Technology Group, Inc. *	16,200	696,276
		1,372,079

Commercial Banks — 0.6%
Bancorp, Inc.*	22,600	417,196

Diversified Financial Services — 2.6%
Duff & Phelps Corp. (Class A) *	20,000	367,000
Endeavor Acquisition Corp. *	82,900	982,365
Marlin Business Services Corp. *	43,142	618,225
		1,967,590

Insurance — 3.1%
Castlepoint Holdings Ltd.	45,950	528,425
Meadowbrook Insurance Group, Inc.*	21,500	193,715
National Financial Partners Corp.	15,200	805,296
ProAssurance Corp. *	6,750	363,622
Security Capital Assurance Ltd.	20,400	465,936
		2,356,994

Real Estate — 0.7%
Resource Capital Corp. REIT	45,500	512,330

Thrifts & Mortgage Finance — 0.9%
WSFS Financial Corp.	10,200	636,480
Total Financials		7,262,669

Health Care — 24.6%
Biotechnology — 3.3%
BioMarin Pharmaceticals, Inc. *	16,950	422,055
Keryx Biopharmaceuticals, Inc. *	28,100	279,314
Myriad Genetics, Inc. *	22,750	1,186,412
Theravance, Inc. *	10,000	260,900
United Therapeutics Corp. *	4,700	312,738
		2,461,419

Health Care Equipment & Supplies — 7.1%
Arthrocare Corp. *	9,600	536,544
DJO, Inc. *	25,150	1,234,865
Hologic, Inc. *	12,800	780,800
Masimo Corp.*	17,500	449,050
Mentor Corp.	13,650	628,582
Meridian Bioscience, Inc.	17,550	532,116
Neurometrix, Inc. *	24,450	213,449
Northstar Neuroscience, Inc. *	36,395	406,168
Thoratec Corp. *	28,100	581,389
		5,362,963

Health Care Providers & Services — 4.9%
Chemed Corp.	18,050	1,121,988
Gentiva Health Services, Inc. *	52,900	1,016,209
Healthways, Inc. *	17,550	947,173
Psychiatric Solutions, Inc. *	16,150	634,372
		3,719,742

Health Care Technology — 2.5%
Allscripts Healthcare Solutions, Inc.*	30,450	823,064
Omnicell, Inc. *	35,700	1,018,878
		1,841,942

Life Sciences Tools & Services — 4.1%
Enzo Biochem, Inc.*	62,325	707,389
Exelixis, Inc. *	34,700	367,473
Icon plc ADR *	17,250	880,267
Illumina, Inc. *	14,350	744,478
Medivation, Inc.*	20,300	407,015
		3,106,622

Pharmaceuticals — 2.7%
Adams Respiratory Therapeutics, Inc.*	28,000	1,079,120
Nastech Pharmaceutical Co., Inc. *	20,500	272,855
Sucampo Pharmaceuticals, Inc., Class A*	39,550	425,163
Viropharma, Inc. *	24,200	215,380
		1,992,518
Total Health Care		18,485,206

Industrials — 7.1%
Aerospace & Defense — 1.0%
Heico Corp.	15,300	755,208

Air Freight & Logistics — 0.6%
UTi Worldwide, Inc.	19,750	453,855

Commercial Services & Supplies — 1.8%
Geo Group, Inc. (The) *	24,650	729,886
Interface, Inc. (Class A)	35,550	641,678
		1,371,564

Electrical Equipment — 2.4%
General Cable Corp. *	23,850	1,600,812
Powell Industries, Inc. *	6,000	227,340
		1,828,152

Machinery — 0.8%
Kaydon Corp.	11,850	616,081

Marine — 0.5%
American Commercial Lines, Inc. *	14,450	342,899
Total Industrials		5,367,759

Information Technology — 27.0%
Communications Equipment — 1.7%
Polycom, Inc. *	13,350	358,581
Viasat, Inc. *	29,000	894,070
		1,252,651

Electronic Equipment & Instruments — 1.3%
Flir Systems, Inc. *	11,000	609,290
IPG Photonics Corp. *	18,050	354,863
		964,153

Internet Software & Services — 4.8%
Bankrate, Inc. *	20,000	922,400
DealerTrack Holdings, Inc. *	19,350	810,378
Digital River, Inc.*	16,100	720,475
Liquidity Services, Inc. *	600	6,594
Switch & Data Facilities Co., Inc. *	44,030	717,249
TechTarget, Inc. *	27,439	463,719
		3,640,815

IT Services — 4.1%
Gartner, Inc.*	30,200	738,692
Syntel, Inc.	16,700	694,386
VeriFone Holdings, Inc. *	37,700	1,671,241
		3,104,319

Semiconductors & Semiconductor Equipment — 8.2%
Anadigics, Inc. *	58,150	1,051,352
Diodes, Inc. *	21,025	674,902
Formfactor, Inc.*	17,800	789,786
Hittite Microwave Corp. *	14,050	620,308
Microsemi Corp.*	38,250	1,066,410
Tessera Technologies, Inc. *	25,550	958,125
Varian Semiconductor Equipment Associates, Inc. *	18,700	1,000,824
		6,161,707

Software — 6.9%
Ansys, Inc. *	40,550	1,385,593
Blackboard, Inc. *	23,750	1,088,700
Magma Design Automation, Inc.*	53,600	754,152

Nuance Communications, Inc.*	57,700	1,114,187
Taleo Corp. (Class A) *	32,500	825,825
		5,168,457
Total Information Technology		20,292,102

Materials — 2.3%
Construction Materials — 0.7%
Eagle Materials, Inc.	14,450	516,443

Metals & Mining — 1.6%
Allegheny Technologies, Inc.	3,300	362,835
Century Aluminum Co. *	16,003	842,558
		1,205,393
Total Materials		1,721,836

Telecommunication Services — 1.8%
Diversified Telecommunication Services — 1.8%
Cbeyond, Inc.*	25,450	1,038,106
Globalstar, Inc. *	40,525	297,048
Total Telecommunication Services		1,335,154

Total Common Stocks (Cost—$61,401,201)		74,543,536

	Principal Amount
Short-Term Security — 1.3%
Fixed Income Security — 1.3%
U.S. Government Security — 1.3%
Federal Home Loan Bank, 4.00%, due 10/01/07 @ (Cost —$954,000)	$954,000	953,894

Total Investments — 100.5% (Cost —$62,355,201)		75,497,430
Other Liabilities in Excess of Assets — (0.5)%		(381,833)
Net Assets 100.0%		$75,115,597

*   Non-income producing security.

@  Zero coupon security-rate disclosed is yield as of September 30, 2007.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Schedule of Investments

MLIG Variable Insurance Trust —
Roszel/Delaware Trend Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 95.5%
Consumer Discretionary — 18.7%
Hotels, Restaurants & Leisure — 3.1%
Sonic Corp. *	12,325	$288,405
Texas Roadhouse, Inc. (Class A) *	21,800	255,060
Wynn Resorts Ltd.	3,500	551,460
		1,094,925
Internet & Catalog Retail — 2.3%
Shutterfly, Inc.*	25,100	800,941

Specialty Retail — 6.1%
Dick’s Sporting Goods, Inc.*	14,700	987,105
DSW, Inc. (Class A) *	7,400	186,258
J. Crew Group, Inc. *	9,600	398,400
Zumiez, Inc.*	13,800	612,306
		2,184,069
Textiles, Apparel & Luxury Goods — 7.2%
Coach, Inc. *	22,500	1,063,575
CROCS, Inc. *	11,100	746,475
Lululemon Athletica, Inc.*	2,400	100,872
Under Armour, Inc. (Class A) *	11,000	658,020
		2,568,942
Total Consumer Discretionary		6,648,877

Consumer Staples — 0.8%
Personal Products — 0.8%
Bare Escentuals, Inc. *	11,200	278,544

Energy — 5.6%
Energy Equipment & Services — 4.1%
CARBO Ceramics, Inc.	10,250	519,983
Core Laboratories NV *	3,700	471,343
ION Geophysical Corp.	11,400	157,662
North American Energy Partners, Inc.*	16,700	288,242
		1,437,230
Oil, Gas & Consumable Fuels — 1.5%
Helix Energy Solutions Group, Inc.*	12,920	548,583
Total Energy		1,985,813

Financials — 9.3%
Capital Markets — 3.0%
Investment Technology Group, Inc. *	10,500	451,290
Waddell & Reed Financial, Inc.	22,600	610,878
		1,062,168
Commercial Banks — 2.3%
Signature Bank *	5,600	197,288
Webster Financial Corp.	6,800	286,416
Whitney Holding Corp.	12,100	319,198
		802,902
Diversified Financial Services — 1.5%
KKR Financial Holdings LLC	12,600	212,310
Nasdaq Stock Market, Inc. (The) *	8,500	320,280
		532,590
Insurance — 2.2%
Delphi Financial Group	9,325	376,916
Hanover Insurance Group, Inc. (The)	9,000	397,710
		774,626
Real Estate Management & Development — 0.3%
Meruelo Maddux Properties, Inc.*	21,200	125,292
Total Financials		3,297,578

Health Care — 16.2%
Biotechnology — 9.5%
Acadia Pharmaceuticals, Inc. *	12,300	185,115
Cepheid, Inc. *	18,600	424,080
Lifecell Corp. *	15,700	589,849
Martek Biosciences Corp. *	6,900	200,307
Medarex, Inc.*	29,000	410,640
PDL Biopharma, Inc. *	6,100	131,821

Progenics Pharmaceuticals, Inc. *	13,800	305,118
Regeneron Pharmaceutical *	14,800	263,440
United Therapeutics Corp. *	12,800	851,712
		3,362,082
Health Care Equipment & Supplies — 4.8%
Align Technology, Inc. *	17,300	438,209
Conceptus, Inc. *	35,900	681,382
Hologic, Inc. *	2,200	134,200
Wright Medical Group, Inc. *	16,400	439,848
		1,693,639
Life Sciences Tools & Services — 0.9%
Nektar Therapeutics *	16,700	147,461
PRA International *	3,000	88,200
Techne Corp. *	1,600	100,928
		336,589
Pharmaceuticals — 1.0%
Abraxis BioScience, Inc.*	10,900	248,847
Collagenex Pharmaceuticals, Inc. *	10,400	93,392
		342,239
Total Health Care		5,734,549

Industrials — 15.7%
Aerospace & Defense — 1.3%
Hexcel Corp. *	20,900	474,639

Commercial Services & Supplies — 5.7%
Advisory Board Co. (The) *	9,800	573,006
Cenveo, Inc.*	30,400	657,552
Geo Group, Inc. (The) *	13,500	399,735
Monster Worldwide, Inc. *	11,200	381,472
		2,011,765
Machinery — 4.5%
Bucyrus International, Inc.	9,100	663,663
Kaydon Corp.	8,100	421,119
Middleby Corp. *	7,700	496,958
		1,581,740
Road & Rail — 1.2%
J.B. Hunt Transport Services, Inc.	16,000	420,800

Trading Companies & Distributors — 3.0%
MSC Industrial Direct Co.	10,600	536,254
UAP Holding Corp.	17,000	533,120
		1,069,374
Total Industrials		5,558,318

Information Technology — 27.1%
Communications Equipment — 6.2%
F5 Networks, Inc. *	20,000	743,800
Foundry Networks, Inc. *	38,200	678,814
Powerwave Technologies, Inc.*	27,200	167,552
Riverbed Technology, Inc. *	15,000	605,850
		2,196,016
Electronic Equipment & Instruments — 2.9%
Itron, Inc. *	5,400	502,578
Mettler Toledo International, Inc. *	5,200	530,400
		1,032,978
Internet Software & Services — 2.4%
Equinix, Inc. *	5,000	443,450
Omniture, Inc.*	13,300	403,256
		846,706
Semiconductors & Semiconductor Equipment — 7.2%
Atheros Communications, Inc. *	17,000	509,490
Microsemi Corp.*	29,700	828,036
Silicon Laboratories, Inc.*	14,000	584,640
Varian Semiconductor Equipment Associates, Inc. *	11,950	639,564
		2,561,730
Software — 8.4%
Concur Technologies, Inc. *	6,700	211,184
Informatica Corp. *	37,100	582,470
Nuance Communications, Inc.*	47,500	917,225
Salesforce.com, Inc. *	12,900	662,028
Solera Holdings, Inc. *	27,800	500,122
THQ, Inc. *	4,900	122,402
		2,995,431
Total Information Technology		9,632,861

Materials — 2.1%
Metals & Mining — 2.1%
AMCOL International Corp.	8,000	264,720
Haynes International, Inc.*	5,800	495,146
Total Materials		759,866

Total Common Stocks (Cost—$26,191,552)		33,896,406

	Principal Amount
Short-Term Securities — 2.4%
Repurchase Agreements —** 2.4%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07 total to be received $856,115 (Cost—$855,768)	$855,768	855,768

Total Investments— 97.9% (Cost —$27,047,320)		34,752,174
Other Assets Less Liabilities — 2.1%		736,100
Net Assets — 100.0%		$35,488,274

*    Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust —
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	S&P Rating	Principal Amount	Value
Fixed Income Investments — 90.0%
Consumer Discretionary — 14.4%
Apparel, Accessories & Luxury Goods — 0.2%
Levi Strauss & Co.
8.88% due 04/01/16	B+	$25,000	$25,750

Auto Components — 1.0%
Cooper-Standard Automotive, Inc.
8.38% due 12/15/14	CCC+	75,000	65,250
Lear Corp.
8.50% due 12/01/13	B-	50,000	47,875
Stanadyne Corp.
10.00% due 08/15/14	CCC+	25,000	25,125
			138,250
Automobiles — 1.2%
Ford Capital BV
9.50% due 06/01/10	CCC+	50,000	49,750
General Motors Corp.
7.20% due 01/15/11	B-	90,000	85,950
8.38% due 07/15/33	B-	25,000	21,906
			157,606
Distributors — 0.2%
Varietal Distribution Merger Sub , Inc.
10.25% due 07/15/15 PIK (c)	CCC+	25,000	24,125

Hotels, Restaurants & Leisure — 3.4%
Boyd Gaming Corp.
7.13% due 02/01/16	B+	50,000	48,375
Gaylord Entertainment Co.
8.00% due 11/15/13	B-	150,000	152,063
Isle of Capri Casinos, Inc.
7.00% due 03/01/14	B	100,000	89,500
Landry’s Restaurants, Inc., Series B
7.50% due 12/15/14	CCC+	25,000	24,875
Scientific Games Corp.
6.25% due 12/15/12	B+	75,000	72,281
Turning Stone Resort Casino Enterprise
9.13% due 09/15/14(c)	B+	50,000	51,750
Wynn Las Vegas Capital Corp.
6.63% due 12/01/14	BB+	25,000	24,500
			463,344

Household Durables — 0.1%
K Hovnanian Enterprises
8.63% due 01/15/17	BB-	25,000	20,625

Media — 7.6%
Affinion Group, Inc.
11.50% due 10/15/15	B-	75,000	78,750
Allbritton Communications Co.
7.75% due 12/15/12	B-	100,000	101,000
CCH I Holdings LLC

11.75% due 05/15/14(a)	CCC	50,000	46,250
11.00% due 10/01/15	CCC	134,000	135,675
DIRECTV Holdings LLC
6.38% due 06/15/15	BB-	50,000	47,437
Echostar DBS Corp.
6.38% due 10/01/11	BB-	75,000	75,375
7.13% due 02/01/16	BB-	25,000	25,688
Idearc, Inc.
8.00% due 11/15/16	B+	100,000	99,750
Interpublic Group of Cos., Inc.
6.25% due 11/15/14	B	35,000	31,325
Mediacom LLC
9.50% due 01/15/13	B	50,000	50,625
Omnicom Group, Inc.
0.00% due 07/01/38(b)(d)	A-	35,000	37,537
RH Donnelley Corp.
8.88% due 01/15/16	B	25,000	25,469
8.88% due 10/15/17(c)	B	25,000	25,375
Sinclair Broadcast Group, Inc.
8.00% due 03/15/12	B	62,000	63,395
6.00% due 09/15/12(b)	NR†	125,000	116,250
Univision Communications, Inc.
9.75% due 03/15/15 PIK (c)	CCC+	75,000	73,125
			1,033,026
Specialty Retail — 0.2%
Brookstone Co., Inc.
12.00% due 10/15/12	B	25,000	24,750

Textiles, Apparel & Luxury Goods — 0.5%
INVISTA
9.25% due 05/01/12(c)	BB-	65,000	68,250
Total Consumer Discretionary			1,955,726

Consumer Staples — 3.2%
Beverages — 0.7%
Constellations Brands, Inc.
7.25% due 05/15/17(c)	BB-	25,000	25,000
Molson Coors Brewing Co.
2.50% due 07/30/13(b)	BBB	60,000	66,750
			91,750
Food & Staples Retailing — 1.1%
Rite Aid Corp.
9.38% due 12/15/15 (c)	CCC+	50,000	46,500
Stater Brothers Holdings
8.13% due 06/15/12	B+	55,000	56,031
SUPERVALU, Inc.
7.50% due 11/15/14	B	50,000	50,875
			153,406
Food Products — 0.7%
Archer-Daniels-Midland Co.
0.88% due 02/15/14(b)(c)	A	50,000	47,813
Dole Food Co.
8.75% due 07/15/13	B-	50,000	48,750
			96,563
Personal Products — 0.7%
Elizabeth Arden, Inc.
7.75% due 01/15/14	B	100,000	98,500
Total Consumer Staples			440,219

Energy — 8.9%
Energy Equipment & Services — 2.4%
Bristow Group, Inc.
6.13% due 06/15/13	BB	100,000	97,000
Compagnie Generale de Geophysique-Veritas
7.75% due 05/15/17	B+	25,000	25,750
Complete Production Services, Inc.
8.00% due 12/15/16	B	25,000	24,719
Grant Prideco, Inc.
6.13% due 08/15/15	BB+	25,000	24,250
Hanover Compressor Co.
4.75% due 01/15/14(b)	B+	20,000	37,025
Hornbeck Offshore Services, Inc.
6.13% due 12/01/14	BB-	70,000	65,450
Pride International, Inc.
7.38% due 07/15/14	BB-	50,000	51,250
			325,444
Oil, Gas & Consumable Fuels — 6.5%
Chesapeake Energy Corp.
7.00% due 08/15/14	BB	60,000	60,375
6.25% due 01/15/18	BB	50,000	48,250
Cimarex Energy Co.
7.13% due 05/01/17	BB-	75,000	74,438
Devon Energy Corp.
4.90% due 08/15/08(b)	BBB	50,000	87,312
Ferrellgas Escrow LLC
6.75% due 05/01/14	B+	40,000	39,000
Forest Oil Corp.
7.25% due 06/15/19(c)	B+	50,000	50,000
Inergy LP
8.25% due 03/01/16	B	50,000	51,625
KCS Energy, Inc.
7.13% due 04/01/12	B-	50,000	48,500
Kerr-McGee Corp.
6.95% due 07/01/24	BBB-	35,000	36,261
Peabody Energy Corp.
7.38% due 11/01/16	BB	25,000	26,375
Pogo Producing Co.
6.63% due 03/15/15	B+	75,000	75,187
Quicksilver Resources, Inc.
7.13% due 04/01/16	B	50,000	49,250
1.88% due 11/01/24(b)	NR†	25,000	41,375
Range Resources Corp.
7.38% due 07/15/13	B+	25,000	25,375
Tesoro Corp.
6.25% due 11/01/12	BB+	25,000	25,063
6.50% due 06/01/17(c)	BB+	25,000	24,813
VeraSun Energy Corp.
9.38% due 06/01/17(c)	B-	50,000	43,000
Williams Cos., Inc.
7.88% due 09/01/21	BB	50,000	54,375
Williams Partners LP/Williams Partners Finance Corp.
7.25% due 02/01/17	BB+	25,000	25,500
			886,074
Total Energy			1,211,518

Financials — 4.4%
Capital Markets — 0.2%
Lehman Brothers Holdings, Inc.
0.45% due 12/27/13(b)	A+	25,000	24,795

Commercial Banks — 0.1%
BNP Paribas
6.70% due 12/14/07(b)(c)	AA+	15,000	17,067

Consumer Finance — 0.7%
General Motors Acceptance Corp.
7.25% due 03/02/11	BB+	100,000	96,941

Diversified Financial Services — 2.9%
Algoma Acquisition Corp.
9.88% due 06/15/15(c)	B-	25,000	22,250
Ford Motor Credit Co.
7.25% due 10/25/11	B	75,000	70,284
Hawker Beechcraft Acquisition Co LLC / Hawker Beechcraft Notes Co.
8.50% due 04/01/15(c)	B-	50,000	51,125
Hughes Network Systems LLC
9.50% due 04/15/14	B-	25,000	25,188
Morgan Stanley
2.00% due 06/28/12(b)(c)	A+e	25,000	29,097
PGS Solutions, Inc.
9.63% due 02/15/15(c)	B-	50,000	46,625
Sensus Metering Systems, Inc.
8.63% due 12/15/13	B-	100,000	97,000
Snoqualmie Entertainment Authority
9.13% due 02/01/15(c)	B	50,000	49,250
			390,819
Diversified Financials — 0.3%
LVB Acquisition Merger Sub, Inc.
10.00% due 10/15/17(c)	B-e	50,000	50,000

Insurance — 0.2%
USI Holdings Corp.
9.23% due 11/15/14(c)(e)	CCC	25,000	23,750
Total Financials			603,372

Health Care — 7.7%
Biotechnology — 2.2%
Amgen, Inc.
0.13% due 02/01/11(b)	A+	25,000	23,219
Bio-Rad Laboratories, Inc.
6.13% due 12/15/14	BB-	75,000	71,250
CV Therapeutics, Inc.
3.25% due 08/16/13(b)	NR	50,000	40,437
Genzyme Corp.
1.25% due 12/01/23(b)	BBB	50,000	52,875
Gilead Sciences, Inc.
0.63% due 05/01/13(b)	NR†	50,000	59,875
Invitrogen Corp.
3.25% due 06/15/25(b)	NR†	50,000	53,750
			301,406
Health Care Equipment & Supplies — 0.3%
Advanced Medical Optics, Inc.
7.50% due 05/01/17	B-	50,000	46,000

Health Care Providers & Services — 3.3%
Community Health Systems, Inc.
8.88% due 07/15/15(c)	B-	50,000	51,375
DaVita, Inc.
7.25% due 03/15/15	B	75,000	75,187
Hanger Orthopedic Group, Inc.
10.25% due 06/01/14	CCC+	25,000	25,625
HCA, Inc.
9.13% due 11/15/14(c)	BB-	50,000	52,750
6.38% due 01/15/15	B-	75,000	63,938
Sun Healthcare Group, Inc.
9.13% due 04/15/15(c)	CCC+	50,000	51,000
Tenet Healthcare Corp.
9.88% due 07/01/14	CCC+	50,000	45,750
United Surgical Partners
8.88% due 05/01/17	CCC+	50,000	50,500
Vanguard Health Holding Co. II LLC
9.00% due 10/01/14	CCC+	25,000	24,250
			440,375
Health Care Technology — 0.2%
Trizetto Group
1.13% due 04/15/12(b)	NR†	25,000	24,156

Life Sciences Tools & Services — 0.2%
Millipore Corp.
3.75% due 06/01/26(b)	BB-	25,000	27,031

Pharmaceuticals — 1.5%
Alza Corp.
0.00% due 07/28/20(b)(d)	AAA	75,000	67,687
Mylan Laboratories, Inc.
6.38% due 08/15/15	BB+	50,000	53,688
Warner Chilcott Corp.
8.75% due 02/01/15	B-	32,000	33,120
Wyeth
4.88% due 01/15/24(b)(e)	A+	50,000	52,689
			207,184
Total Health Care			1,046,152

Industrials — 11.8%
Aerospace & Defense — 2.7%
DRS Technologies, Inc.
6.88% due 11/01/13	B	100,000	100,000
2.00% due 02/01/26(b)(c)	B+	25,000	26,875
EDO Corp.
4.00% due 11/15/25(b)	NR†	25,000	41,781
Esterline Technologies Corp.
6.63% due 03/01/17	BB-	25,000	24,750
L-3 Communications Corp.
6.38% due 10/15/15	BB+	25,000	24,563
3.00% due 08/01/35(b)	BB+	50,000	57,875
Lockheed Martin Corp.
5.31% due 08/15/33(b)(e)	A-	60,000	91,236
			367,080
Building Products — 0.2%
NTK Holdings, Inc.
0.00% due 03/01/14(a)	CCC+	50,000	30,750

Commercial Services & Supplies — 4.5%
Aleris International, Inc.
10.00% due 12/15/16	B-e	45,000	39,825
Aramark Corp.
8.50% due 02/01/15	B-	25,000	25,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.63% due 05/15/14	BB	100,000	98,250
CHC Helicopter Corp.
7.38% due 05/01/14	B	50,000	47,500
CRA International, Inc.
2.88% due 06/15/34(b)	NR	45,000	61,875
Deluxe Corp.
7.38% due 06/01/15	BB-	50,000	49,375
FTI Consulting, Inc.
3.75% due 07/15/12(b)	B	50,000	88,062
7.75% due 10/01/16	B+	50,000	51,750
Hertz Corp.
8.88% due 01/01/14	B	50,000	51,500
Neff Corp.
10.00% due 06/01/15	B-	25,000	17,750
Rental Service Corp.
9.50% due 12/01/14	B-	50,000	47,750
United Rentals North America, Inc.
7.75% due 11/15/13	B	25,000	25,750
			604,887
Construction & Engineering — 0.3%
Ply Gem Industries, Inc.
9.00% due 02/15/12	CCC+	50,000	40,500

Electrical Equipment — 1.5%
Baldor Electric Co.
8.63% due 02/15/17	B	75,000	78,375
Belden CDT, Inc.
7.00% due 03/15/17(c)	BB-	50,000	49,500
Roper Industries, Inc.
1.48% due 01/15/34(a)(b)	BB+	100,000	82,250
			210,125
Industrial Conglomerates — 1.3%
Mueller Water Products , Inc.
7.38% due 06/01/17	B	50,000	48,000
Park-Ohio Industries, Inc.
8.38% due 11/15/14	B-	75,000	72,375
RBS Global, Inc. and Rexnord Corp.
9.50% due 08/01/14	CCC+	50,000	51,750
			172,125
Machinery — 0.7%
Actuant Corp.
6.88% due 06/15/17(c)	BB-	25,000	24,625
Dresser-Rand Group, Inc.
7.38% due 11/01/14	B	22,000	21,945
Gardner Denver, Inc.
8.00% due 05/01/13	B	50,000	50,125
			96,695
Road & Rail — 0.2%
Ashtead Capital, Inc.
9.00% due 08/15/16(c)	B	25,000	24,656

Trading Companies & Distributors — 0.4%
Interline Brands, Inc.
8.13% due 06/15/14	B	50,000	49,375
Total Industrials			1,596,193

Information Technology — 4.0%
Communications Equipment — 0.2%
MasTec, Inc.
7.63% due 02/01/17	B+	25,000	24,313

Electronic Equipment & Instruments — 0.5%
NXP BV / NXP Funding LLC
9.50% due 10/15/15	B	75,000	69,937

Internet Software & Services — 0.4%
Equinix, Inc.
2.50% due 04/15/12(b)	CCC+	50,000	50,875

IT Services — 1.1%
Electronic Data Systems Corp.
3.88% due 07/15/23(b)	BBB-	50,000	50,125
SunGard Data Systems, Inc.
9.13% due 08/15/13	B-	75,000	78,000
10.25% due 08/15/15	B-	25,000	26,125
			154,250
Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices
7.75% due 11/01/12	B	50,000	46,000
Cypress Semiconductor Corp.
1.00% due 09/15/09(b)	NR†	10,000	13,100
Freescale Semiconductor, Inc.
8.88% due 12/15/14	B	75,000	72,375
Intel Corp.
2.95% due 12/15/35(b)	A-	25,000	25,875
			157,350
Software — 0.6%
Serena Software, Inc.
10.38% due 03/15/16	CCC+	25,000	25,750
Symantec Corp.
0.75% due 06/15/11(b)	NR†	50,000	57,000
			82,750
Total Information Technology			539,475

Materials — 9.5%
Chemicals — 2.5%
Equistar Chemicals LP
7.55% due 02/15/26	BB-	25,000	22,250
Hercules, Inc.
6.75% due 10/15/29	B+	125,000	124,062
Huntsman LLC
11.50% due 07/15/12	B+	27,000	29,363
Lyondell Chemical Co.
8.00% due 09/15/14	B+	50,000	55,000
MacDermid, Inc.
9.50% due 04/15/17(c)	CCC+	25,000	24,125
Mosaic Global Holdings, Inc.
7.30% due 01/15/28	B+	50,000	47,500
Rockwood Specialties Group, Inc.
7.50% due 11/15/14	B-	30,000	29,925
			332,225

Containers & Packaging — 3.8%
Ball Corp.
6.63% due 03/15/18	BB	50,000	49,125
Crown Cork & Seal Co., Inc.
7.38% due 12/15/26	B	150,000	141,000
Graphic Packaging International Corp.
9.50% due 08/15/13	B-	75,000	77,062
Jefferson Smurfit Corp. U.S.
7.50% due 06/01/13	CCC+	65,000	62,888
Owens-Brockway Glass Container, Inc.
8.88% due 02/15/09	BB	132,000	133,980
Vitro SAB de CV
9.13% due 02/01/17	B	50,000	49,125
			513,180
Metals & Mining — 1.3%
AK Steel Corp.
7.75% due 06/15/12	B+	30,000	30,375
Allegheny Ludlum Corp.
6.95% due 12/15/25	BB+	50,000	48,000
Freeport-McMoran Copper & Gold, Inc.
8.25% due 04/01/15	BB	50,000	54,000
Noranda Aluminium Acquisition Corp.
9.36% due 05/15/15 PIK (c)	CCC+	50,000	47,000
			179,375
Paper & Forest Products — 1.9%
Abitibi-Consolidated, Inc.
8.55% due 08/01/10	B	60,000	49,500
Bowater, Inc.
9.50% due 10/15/12	B	50,000	41,625
6.50% due 06/15/13	B	50,000	36,500
Buckeye Technologies, Inc.
8.00% due 10/15/10	B	130,000	132,600
			260,225
Total Materials			1,285,005

Telecommunication Services — 6.7%
Diversified Telecommunication Services — 4.7%
Cincinnati Bell, Inc.
8.38% due 01/15/14	B-	100,000	99,750
Intelsat Ltd.
6.50% due 11/01/13	B	75,000	57,000
Nordic Telephone Co. Holdings
8.88% due 05/01/16(c)	B	100,000	105,500
Qwest Capital Funding, Inc.
7.90% due 08/15/10	B+	200,000	204,500
Qwest Communications International, Inc.
3.50% due 11/15/25(b)	B+	20,000	33,100
Syniverse Technologies, Inc.
7.75% due 08/15/13	B	75,000	71,625
Windstream Corp.
7.00% due 03/15/19	BB-	75,000	73,125
			644,600
Wireless Telecommunication Services — 2.0%
Centennial Communications Corp.
10.00% due 01/01/13	CCC+	50,000	52,875
Dobson Communications Corp.
8.88% due 10/01/13	CCC	75,000	79,875

Hellas Telecommunications Luxembourg II
11.12% due 01/15/15(c) (e)	CCC+	25,000	24,188
Intelsat Subsidiary Holdings Co., Ltd.
8.25% due 01/15/13	B+	25,000	25,375
IPCS, Inc.
8.61% due 05/01/14 PIK (c)	CCC	25,000	24,500
Nextel Communications, Inc.
7.38% due 08/01/15	BBB	60,000	60,978
			267,791
Total Telecommunication Services			912,391

U.S. Government Securities — 12.9%
U.S. Government Agencies — 11.2%
Federal Home Loan Mortgage Corp.
5.13% due 04/18/11	AAA	250,000	255,296
Federal National Mortgage Assn.
6.00% due 01/01/33	AAA	32,534	32,726
6.00% due 03/01/33	AAA	178,492	179,542
6.00% due 05/01/33	AAA	202,560	203,752
6.00% due 04/01/35	AAA	66,994	67,239
6.50% due 05/01/35	AAA	51,296	52,392
6.50% due 02/01/36	AAA	117,383	119,661
6.00% due 03/01/36	AAA	81,876	82,012
6.50% due 06/01/36	AAA	75,993	77,388
6.00% due 02/01/37	AAA	94,961	95,119
6.00% due 04/01/37	AAA	244,935	245,301
6.00% due 06/01/37	AAA	99,712	99,861
			1,510,289
U.S. Treasury Notes — 1.7%
United States Treasury Notes
5.75% due 08/15/10	AAA	200,000	209,266
4.63% due 07/31/12	AAA	25,000	25,435
			234,701
Total U.S. Government Securities			1,744,990

Utilities — 6.5%
Electric Utilities — 4.1%
Duke Energy Corp.
5.38% due 01/01/09	A-	100,000	99,949
Edison Mission Energy
7.75% due 06/15/16	BB-	100,000	103,500
7.00% due 05/15/17(c)	BB-	50,000	49,250
Nevada Power Co.
5.88% due 01/15/15	BB+	100,000	97,656
Reliant Resources, Inc.
7.88% due 06/15/17	B-	50,000	50,313
Virginia Electric & Power Co.
4.50% due 12/15/10	BBB	150,000	147,415
			548,083
Gas Utilities — 0.4%
MarkWest Energy Partners LP
6.88% due 11/01/14	B	30,000	27,750
8.50% due 07/15/16	B	25,000	24,625
			52,375
Independent Power Producers & Energy Traders — 1.3%
Mirant Americas Generation, Inc.
9.13% due 05/01/31	B-	100,000	99,500

Mirant North America LLC
7.38% due 12/31/13	B-	25,000	25,375
NRG Energy, Inc.
7.38% due 02/01/16	B	50,000	50,125
			175,000
Multi-Utilities — 0.7%
Dynegy Holdings, Inc.
8.38% due 05/01/16	B-	100,000	100,500
Total Utilities			875,958
Total Fixed Income Investments 12,210,999 (Cost —$12,146,610)			12,210,999

		Shares
Convertible Preferred Stocks — — 3.4%
Energy — — 0.7%
Oil, Gas & Consumable Fuels — — 0.7%
Chesapeake Energy Corp.		350	35,262
El Paso Corp.		50	70,569
			105,831
Financials — — 0.3%
Capital Markets — — 0.1%
Lehman Brothers Holdings, Inc.		800	19,664

Diversified Financial Services — — 0.2%
Morgan Stanley (c)		300	20,364
Total Financials			40,028

Utilities — — 2.4%
Electric Utilities — — 1.2%
PNM Resources, Inc.		3,500	155,575

Multi-Utilities — — 1.2%
CMS Energy Corp.		1,000	87,875
Williams Holdings of Delaware		500	79,812
			167,687
Total Utilities			323,262

Total Convertible Preferred Stocks (Cost—$419,008)			469,121

Common Stocks — 0.6%
Financials — 0.6%
Commercial Banks — 0.6%
Marshall & Ilsley Corp. (Cost—$82,707)		1,730	75,722

		Principal Amount
Short-Term Securities — 2.3%
Repurchase Agreement ** — 2.3%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07, total to be received $313,219 (Cost—$313,092)		$313,092	313,092

Total Investments — 96.3% (Cost — $12,961,417)			13,068,934
Other Assets Less Liabilities — 3.7%			495,793
Net Assets — 100%			$13,564,727

†    Not rated by Standard & Poor’s Corporation or Moody’s Investor Service, Inc.

**  The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a) Step bond - coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007.

(b) Convertible bond.

(c) Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(d) Zero coupon security - rate disclosed is yield as of September 30, 2007.

(e) Floating / Variable rate bond. Rate disclosed is as of September 30, 2007.

Glossary:

PIK — Payment-in-kind security. Income may be paid in cash or additional notes,

at the discretion of the issuer.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust—
Roszel/BlackRock Relative Value Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.9%
Consumer Discretionary — 7.0%
Media — 2.3%
CBS Corp. (Class B)	6,935	$218,452

Specialty Retail — 3.4%
Home Depot, Inc.	7,350	238,434
Limited Brands, Inc.	3,915	89,614
		328,048
Textiles, Apparel & Luxury Goods — 1.3%
Hanesbrands, Inc. *	4,525	126,972
Total Consumer Discretionary		673,472

Consumer Staples — 7.0%
Beverages — 3.4%
PepsiCo, Inc.	4,380	320,879

Food & Staples Retailing — 3.6%
Wal-Mart Stores, Inc.	7,975	348,109
Total Consumer Staples		668,988

Energy — 7.8%
Oil, Gas & Consumable Fuels — 7.8%
Chevron Corp.	2,600	243,308
ConocoPhillips	1,600	140,432
Exxon Mobil Corp.	3,920	362,835
Total Energy		746,575

Financials — 27.9%
Capital Markets — 1.1%
Lehman Brothers Holdings, Inc.	1,720	106,176

Commercial Banks — 5.9%
U.S. Bancorp	7,660	249,180
Wachovia Corp.	6,405	321,210
		570,390
Consumer Finance — 3.0%
American Express Co.	4,880	289,726

Diversified Financial Services — 7.8%
Bank of America Corp.	7,170	360,436
Citigroup, Inc.	6,315	294,721
JPMorgan Chase & Co.	2,050	93,931
		749,088
Insurance — 6.3%
American International Group, Inc.	5,325	360,236
Hartford Financial Services Group, Inc.	2,635	243,869
		604,105

Thrifts & Mortgage Finance — 3.8%
Fannie Mae	6,065	368,813
Total Financials		2,688,298

Health Care — 9.5%
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	3,445	193,884

Pharmaceuticals — 7.5%
Abbott Laboratories	4,690	251,478
Bristol-Myers Squibb Co.	12,830	369,761
Merck & Co., Inc.	1,925	99,503
		720,742
Total Health Care		914,626

Industrials — 12.6%
Aerospace & Defense — 2.6%
Honeywell International, Inc.	4,180	248,584

Air Freight & Logistics — 3.2%
United Parcel Service, Inc. (Class B)	4,070	305,657

Industrial Conglomerates — 4.3%
General Electric Co.	9,895	409,653

Machinery — 2.5%
Ingersoll-Rand Co. Ltd. (Class A)	4,510	245,660
Total Industrials		1,209,554

Information Technology — 17.9%
Communications Equipment — 7.1%
Cisco Systems, Inc. *	10,445	345,834
Motorola, Inc.	18,335	339,748
		685,582
Office Electronics — 3.6%
Xerox Corp. *	19,780	342,985

Semiconductors & Semiconductor Equipment — 4.2%
Intel Corp.	15,640	404,450

Software — 3.0%
Microsoft Corp.	10,000	294,600
Total Information Technology		1,727,617

Materials — 2.1%
Chemicals — 2.1%
E.l. Du Pont de Nemours & Co.	4,100	203,196

Telecommunication Services — 6.0%
Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	5,605	248,189

Wireless Telecommunication Services — 3.4%
Sprint Nextel Corp.	17,485	332,215
Total Telecommunication Services		580,404

Utilities — 2.1%
Electric Utilities — 2.1%
FPL Group, Inc.	3,346	203,705

Total Common Stocks (Cost—$7,806,487)		9,616,435

Total Investments 99.9% (Cost $7,806,487)		9,616,435
Other Assets Less Liabilities — 0.1%		11,291
Net Assets 100.0%		$9,627,726

*   Non-income producing security.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust —
Roszel/Fayez Sarofim Large Cap Core Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value

Common Stocks — 97.7%
Consumer Discretionary — 8.3%
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	317	$17,267
Starbucks Corp. *	290	7,598
		24,865

Media — 3.4%
McGraw-Hill Cos., Inc. (The)	564	28,713
News Corp. (Class A)	1,101	24,211
		52,924

Multiline Retail — 1.5%
Target Corp.	360	22,885

Specialty Retail — 1.8%
Home Depot, Inc.	648	21,021
Lowe’s Cos., Inc.	275	7,706
		28,727
Total Consumer Discretionary		129,401

Consumer Staples — 21.8%
Beverages — 6.9%
Anheuser-Busch Cos., Inc.	314	15,697
Coca-Cola Co. (The)	878	50,459
PepsiCo, Inc.	560	41,025
		107,181

Food & Staples Retailing — 4.4%
Sysco Corp.	385	13,702
Wal-Mart Stores, Inc.	331	14,448
Walgreen Co.	670	31,651
Whole Foods Market, Inc.	190	9,303
		69,104

Food Products — 2.3%
Nestle SA, ADR (Registered)	322	36,032

Household Products — 3.2%
Procter & Gamble Co.	707	49,730

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The)	355	15,073

Tobacco — 4.0%
Altria Group, Inc.	903	62,786
Total Consumer Staples		339,906

Energy — 18.8%
Energy Equipment & Services — 2.8%
Halliburton Co.	405	15,552
Transocean, Inc.*	130	14,697
Weatherford International Ltd. *	190	12,764
		43,013

Oil, Gas & Consumable Fuels — 16.0%
BP PLC, (ADR)	202	14,008
Chevron Corp.	234	21,898
ConocoPhillips	564	49,502
Exxon Mobil Corp.	987	91,357
Occidental Petroleum Corp.	250	16,020
Peabody Energy Corp.	270	12,925
Royal Dutch Shell PLC, (ADR)	205	16,847
Total SA, ADR	340	27,550
		250,107
Total Energy		293,120

Financials — 16.4%
Capital Markets — 2.4%
Ameriprise Financial, Inc.	185	11,675
Morgan Stanley	245	15,435
UBS AG	190	10,118
		37,228

Commercial Banks — 2.4%
HSBC Holdings plc, ADR	265	24,539
SunTrust Banks, Inc.	165	12,485
		37,024

Consumer Finance — 1.9%
American Express Co.	486	28,854

Diversified Financial Services — 7.4%
Bank of America Corp.	627	31,519
Citigroup, Inc.	1,304	60,858
JPMorgan Chase & Co.	517	23,689
		116,066

Insurance — 2.3%
American International Group, Inc.	236	15,965
Prudential Financial, Inc.	210	20,492

		36,457
Total Financials		255,629

Health Care — 9.8%
Health Care Equipment & Supplies — 0.5%
Medtronic, Inc.	150	8,461

Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc.	260	12,592

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.*	140	8,081

Pharmaceuticals — 8.0%
Abbott Laboratories	548	29,384
Eli Lilly & Co.	263	14,973
Johnson & Johnson	753	49,472
Merck & Co., Inc.	318	16,437
Pfizer, Inc.	580	14,169
		124,435
Total Health Care		153,569

Industrials — 10.5%
Aerospace & Defense — 1.6%
United Technologies Corp.	320	25,753

Construction & Engineering — 1.0%
Fluor Corp.	110	15,838

Electrical Equipment — 1.6%
Emerson Electric Co.	458	24,375

Industrial Conglomerates — 5.2%
General Electric Co.	1,957	81,020

Machinery — 1.1%
Caterpillar, Inc.	220	17,255
Total Industrials		164,241

Information Technology — 9.6%
Communications Equipment — 1.5%
Cisco Systems, Inc. *	500	16,555
Qualcomm, Inc.	160	6,762
		23,317

Computers & Peripherals — 1.2%
Apple, Inc. *	120	18,425

IT Services — 1.2%
Automatic Data Processing, Inc.	430	19,750

Semiconductors & Semiconductor Equipment — 3.4%
Intel Corp.	1,265	32,713
Microchip Technology, Inc.	210	7,627
Texas Instruments, Inc.	360	13,172
		53,512

Software — 2.3%
Microsoft Corp.	1,205	35,499
Total Information Technology		150,503

Materials — 2.5%
Chemicals — 1.2%
Praxair, Inc.	225	18,846

Metals & Mining — 1.3%
Rio Tinto plc, ADR	60	20,604
Total Materials		39,450

Total Common Stocks (Cost—$1,289,188)		1,525,819

	Principal
	Amount
Short-Term Securities — 3.4%
Repurchase Agreement ** — 3.4%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07, total to be received $53,824 (Cost—$53,802)	$53,802	53,802

Total Investments — 101.1% (Cost $1,342,990)		1,579,621
Other Liabilities in Excess of Assets — (1.1)%		(17,008)
Net Assets 100.0%		$1,562,613

*    Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt

See Notes to Schedule of Investments

MLIG Variable Insurance Trust —
Roszel/AllianceBernstein Large Cap Core Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 100.6%
Consumer Discretionary — 7.9%
Auto Components — 1.2%
Johnson Controls, Inc.	116	$13,701

Automobiles — 1.1%
Toyota Motor Corp., ADR	100	11,686

Hotels, Restaurants & Leisure — 4.0%
Wynn Resorts Ltd.	170	26,785
Yum! Brands, Inc.	520	17,592
		44,377
Textiles, Apparel & Luxury Goods — 1.6%
Nike, Inc. (Class B)	300	17,598
Total Consumer Discretionary		87,362

Consumer Staples — 10.1%
Food Products — 3.8%
Campbell Soup Co.	680	25,160
Kellogg Co.	290	16,240
		41,400
Household Products — 3.5%
Procter & Gamble Co.	553	38,898

Personal Products — 2.8%
Estee Lauder Cos., Inc. (The)	730	30,996
Total Consumer Staples		111,294

Energy — 5.7%
Oil, Gas & Consumable Fuels — 5.7%
Apache Corp.	265	23,866
Denbury Resources, Inc.*	520	23,239
Petroleo Brasileiro SA, ADR	210	15,855
Total Energy		62,960

Financials — 15.4%
Capital Markets — 6.8%
Charles Schwab Corp. (The)	873	18,857
Goldman Sachs Group, Inc. (The)	91	19,724
Lehman Brothers Holdings, Inc.	325	20,062
Northern Trust Corp.	245	16,236
		74,879
Consumer Finance — 2.1%
American Express Co.	385	22,857

Diversified Financial Services — 6.5%
CME Group, Inc.	47	27,605

JPMorgan Chase & Co.	605	27,721
NYSE Euronext	210	16,626
		71,952
Total Financials		169,688

Health Care — 13.8%
Biotechnology — 4.1%
Genentech, Inc. *	333	25,981
Gilead Sciences, Inc. *	470	19,209
		45,190

Health Care Equipment & Supplies — 1.5%
Becton Dickinson & Co.	200	16,410

Health Care Providers & Services — 1.4%
McKesson Corp.	270	15,873

Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.*	305	17,605

Pharmaceuticals — 5.2%
Abbott Laboratories	350	18,767
Merck & Co., Inc.	410	21,193
Wyeth	375	16,706
		56,666
Total Health Care		151,744

Industrials — 6.3%
Airlines — 1.5%
AMR Corp. *	745	16,606

Electrical Equipment — 1.9%
ABB Ltd.	790	20,722

Machinery — 2.9%
Danaher Corp.	205	16,955
Flowserve Corp.	195	14,855
		31,810
Total Industrials		69,138

Information Technology — 31.6%
Communications Equipment — 10.8%
Cisco Systems, Inc. *	350	11,588
JDS Uniphase Corp.*	1,792	26,808
Juniper Networks, Inc. *	648	23,723
Qualcomm, Inc.	960	40,570
Research In Motion Ltd. *	165	16,261
		118,950
Computers & Peripherals — 4.5%
Apple, Inc. *	152	23,338
Network Appliance, Inc. *	965	25,968
		49,306

Internet Software & Services — 3.4%
eBay, Inc. *	318	12,409
Google, Inc. (Class A) *	45	25,527
		37,936
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc. *	1,827	24,116
Broadcom Corp. (Class A) *	356	12,973
Kla-Tencor Corp.	269	15,005
MEMC Electronic Materials, Inc. *	240	14,126
		66,220
Software — 6.9%
Electronic Arts, Inc. *	240	13,438
NAVTEQ Corp. *	330	25,730
Red Hat, Inc. *	1,040	20,665
Salesforce.com, Inc. *	305	15,652
		75,485
Total Information Technology		347,897

Materials — 3.1%
Chemicals — 3.1%
International Flavors & Fragrances, Inc.	275	14,537
Monsanto Co.	230	19,720
Total Materials		34,257

Telecommunication Services — 1.5%
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	380	16,826

Utilities — 5.2%
Electric Utilities — 1.0%
Exelon Corp.	150	11,304

Independent Power Producers & Energy Traders — 2.1%
AES Corp. (The) *	1,135	22,745

Multi-Utilities — 2.1%
PG&E Corp.	490	23,422
Total Utilities		57,471
Total Common Stocks (Cost—$992,430)		1,108,637

	Principal
	Amount
Short-Term Securities — 1.5%
Repurchase Agreements — 1.5%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07, total to be received $16,461 (Cost—$16,454)	$16,454	16,454

Total Investments — 102.1% (Cost $1,008,884)		1,125,091

Other Liabilities in Excess of Assets — (2.1)%	(23,553)
Net Assets 100.0%	$1,101,538

*    Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt

See Notes to Schedule of Investments

MLIG Variable Insurance Trust—
Roszel/Loomis Sayles Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 101.3%
Consumer Discretionary — 8.1%
Hotels, Restaurants & Leisure — 1.9%
McDonald’s Corp.	384	$20,916

Internet & Catalog Retail — 3.0%
Amazon.Com, Inc.*	357	33,255

Specialty Retail — 1.2%
Guess ?, Inc.	276	13,532

Textiles, Apparel & Luxury Goods — 2.0%
Coach, Inc. *	450	21,272
Total Consumer Discretionary		88,975

Consumer Staples — 2.3%
Food & Staples Retailing — 2.3%
CVS Caremark Corp.	651	25,799

Energy — 7.3%
Energy Equipment & Services — 4.8%
National Oilwell Varco, Inc. *	132	19,074
Schlumberger Ltd.	318	33,390
		52,464

Oil, Gas & Consumable Fuels — 2.5%
Southwestern Energy Co. *	277	11,592
XTO Energy, Inc.	269	16,635
		28,227
Total Energy		80,691

Financials — 12.8%
Capital Markets — 4.9%
Franklin Resources, Inc.	190	24,225
Goldman Sachs Group, Inc. (The)	85	18,423
T. Rowe Price Group, Inc.	199	11,082
		53,730

Consumer Finance — 1.7%
American Express Co.	304	18,049

Diversified Financial Services — 5.4%
CME Group, Inc.	43	25,256
Intercontinental Exchange, Inc. *	134	20,355
Nymex Holdings, Inc.	106	13,799
		59,410

Real Estate Management & Development — 0.8%
Jones Lang Lasalle, Inc.	87	8,940
Total Financials		140,129

Health Care — 13.0%
Biotechnology — 3.0%
Celgene Corp. *	231	16,472
Gilead Sciences, Inc. *	393	16,062
		32,534

Health Care Equipment & Supplies — 3.0%
St. Jude Medical, Inc. *	337	14,851
Stryker Corp.	255	17,534
		32,385

Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific, Inc.*	426	24,589

Pharmaceuticals — 4.8%
Merck & Co., Inc.	502	25,949
Schering-Plough Corp.	859	27,170
		53,119
Total Health Care		142,627

Industrials — 12.9%
Aerospace & Defense — 5.4%
Boeing Co.	247	25,933
Precision Castparts Corp.	226	33,443
		59,376

Construction & Engineering — 2.8%
Foster Wheeler Ltd.*	126	16,541
Jacobs Engineering Group, Inc.*	177	13,378
		29,919

Industrial Conglomerates — 2.1%
Textron, Inc.	375	23,329

Machinery — 2.6%
Deere & Co.	86	12,764
Terex Corp. *	180	16,023
		28,787
Total Industrials		141,411

Information Technology — 36.8%
Communications Equipment — 5.7%
Cisco Systems, Inc. *	1,344	44,500
Juniper Networks, Inc. *	509	18,634
		63,134

Computers & Peripherals — 12.1%
Apple, Inc. *	317	48,672
Dell, Inc. *	924	25,503
EMC Corp.*	1,294	26,915
Hewlett-Packard Co.	640	31,866
		132,956

Internet Software & Services — 6.4%
eBay, Inc. *	657	25,636
Google, Inc. (Class A) *	78	44,247
		69,883

IT Services — 2.5%
Mastercard, Inc. (Class A)	187	27,671

Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	1,024	26,481
Nvidia Corp. *	481	17,431
		43,912

Software — 6.1%
Adobe Systems, Inc. *	624	27,244
Autodesk, Inc. *	284	14,191
Oracle Corp. *	1,055	22,841
VMware, Inc. (Class A) *	31	2,635
		66,911
Total Information Technology		404,467

Materials — 6.5%
Chemicals — 4.5%
Monsanto Co.	349	29,923
Mosiac Co. (The) *	375	20,070
		49,993

Metals & Mining — 2.0%
Freeport-McMoRan Copper & Gold, Inc.	206	21,608
Total Materials		71,601

Telecommunication Services — 1.6%
Wireless Telecommunication Services — 1.6%
NII Holdings, Inc. *	215	17,662

Total Common Stocks (Cost—$975,292)		1,113,362

	Principal
	Amount
Short-Term Securities — 1.2%
Repurchase Agreement — 1.2%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07, total to be received $13,141 (Cost—$13,136)	$13,136	13,136

Total Investments — 102.5% (Cost $988,428)		1,126,498
Other Liabilities in Excess of Assets — (2.5)%		(27,757)
Net Assets 100.0%		$1,098,741

*    Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust —
Roszel/Rittenhouse Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.7%
Consumer Discretionary — 14.2%
Media — 5.7%
Comcast Corp. (Class A) *	6,500	$157,170
McGraw-Hill Cos., Inc. (The)	2,250	114,547
Walt Disney Co. (The)	3,900	134,121
		405,838
Multiline Retail — 1.8%
Kohl’s Corp. *	2,200	126,126

Specialty Retail — 5.3%
Best Buy Co., Inc.	2,100	96,642
Lowe’s Cos., Inc.	5,050	141,501
Staples, Inc.	6,450	138,611
		376,754
Textiles, Apparel & Luxury Goods — 1.4%
Nike, Inc. (Class B)	1,700	99,722
Total Consumer Discretionary		1,008,440

Consumer Staples — 8.2%
Beverages — 3.3%
PepsiCo, Inc.	3,150	230,769

Food & Staples Retailing — 2.0%
Walgreen Co.	3,000	141,720

Household Products — 2.9%
Procter & Gamble Co.	2,925	205,745
Total Consumer Staples		578,234

Energy — 7.0%
Energy Equipment & Services — 2.2%
Baker Hughes, Inc.	1,700	153,629

Oil, Gas & Consumable Fuels — 4.8%
Apache Corp.	1,700	153,102
Total SA, ADR	2,300	186,369
		339,471
Total Energy		493,100

Financials — 11.9%
Capital Markets — 4.5%
Lehman Brothers Holdings, Inc.	2,300	141,979
State Street Corp.	2,600	177,216
		319,195
Commercial Banks — 3.2%
Wells Fargo & Co.	3,700	131,794
Zions Bancorporation	1,350	92,704
		224,498
Consumer Finance — 2.1%
American Express Co.	2,500	148,425

Insurance — 2.1%
American International Group, Inc.	2,200	148,830
Total Financials		840,948

Health Care — 17.9%
Biotechnology — 4.6%
Celgene Corp. *	2,350	167,578
Gilead Sciences, Inc. *	3,900	159,393
		326,971
Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.	3,150	177,282
Medtronic, Inc.	2,900	163,589
		340,871
Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	3,000	145,290

Pharmaceuticals — 6.5%
Abbott Laboratories	3,300	176,946
Novartis AG, ADR	2,200	120,912
Teva Pharmaceutical Industries Ltd., ADR	3,600	160,092
		457,950
Total Health Care		1,271,082

Industrials — 11.1%
Aerospace & Defense — 2.6%
United Technologies Corp.	2,300	185,104

Commercial Services & Supplies — 1.5%
Cintas Corp.	2,900	107,590

Electrical Equipment — 4.0%
Emerson Electric Co.	2,900	154,338
Rockwell Automation, Inc.	1,800	125,118
		279,456
Industrial Conglomerates — 3.0%
General Electric Co.	5,200	215,280
Total Industrials		787,430

Information Technology — 28.4%
Communications Equipment — 8.5%
Cisco Systems, Inc. *	9,425	312,062
Motorola, Inc.	7,100	131,563
Qualcomm, Inc.	3,800	160,588
		604,213
Computers & Peripherals — 8.2%
Dell, Inc. *	5,350	147,660
EMC Corp.*	8,150	169,520
International Business Machines Corp.	2,250	265,050
		582,230
Semiconductors & Semiconductor Equipment — 5.7%
Intel Corp.	8,750	226,275
Texas Instruments, Inc.	4,900	179,291
		405,566
Software — 6.0%
Electronic Arts, Inc. *	2,300	128,777
Microsoft Corp.	10,050	296,073
		424,850
Total Information Technology		2,016,859

Total Common Stocks (Cost—$6,113,628)	6,996,093

Total Investments — 98.7% (Cost $6,113,628)	6,996,093
Other Assets Less Liabilities — 1.3%	93,905
Net Assets 100.0%	$7,089,998

*   Non-income producing security.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust—
Roszel/Marsico Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value

Common Stocks — 93.7%
Consumer Discretionary — 17.6%
Automobiles — 2.4%
Toyota Motor Corp., ADR	14,729	$1,721,231

Hotels, Restaurants & Leisure — 12.7%
Las Vegas Sands Corp.*	20,507	2,736,044
McDonald’s Corp.	48,676	2,651,382
MGM Mirage *	1,409	126,021
Wynn Resorts Ltd.	14,168	2,232,310
Yum! Brands, Inc.	37,276	1,261,047
		9,006,804

Media — 2.5%
Comcast Corp. (Class A) *	72,481	1,752,590
Total Consumer Discretionary		12,480,625

Consumer Staples — 2.7%
Beverages — 0.8%
Heineken NV, ADR	17,748	582,134

Food & Staples Retailing — 1.9%
CVS Caremark Corp.	34,454	1,365,412
Total Consumer Staples		1,947,546

Energy — 9.3%
Energy Equipment & Services — 8.1%
Cameron International Corp.*	12,883	1,188,972
Schlumberger Ltd.	33,148	3,480,540
Transocean, Inc.*	9,397	1,062,331
		5,731,843

Oil, Gas & Consumable Fuels — 1.2%
Devon Energy Corp.	3,943	328,058
Petroleo Brasileiro SA, ADR	6,671	503,660
		831,718
Total Energy		6,563,561

Financials — 7.3%
Capital Markets — 6.5%
Goldman Sachs Group, Inc. (The)	14,394	3,119,756
Lehman Brothers Holdings, Inc.	21,513	1,327,997
Morgan Stanley	2,919	183,897
		4,631,650

Thrifts & Mortgage Finance — 0.8%
Fannie Mae	9,306	565,898
Total Financials		5,197,548

Health Care — 7.8%
Biotechnology — 2.7%
Genentech, Inc. *	24,541	1,914,689

Health Care Providers & Services — 4.1%
UnitedHealth Group, Inc.	59,094	2,861,923

Pharmaceuticals — 1.0%
Schering-Plough Corp.	22,918	724,896
Total Health Care		5,501,508

Industrials — 14.3%
Aerospace & Defense — 8.9%
Boeing Co.	12,978	1,362,560
General Dynamics Corp.	16,049	1,355,659
Lockheed Martin Corp.	20,180	2,189,328
Precision Castparts Corp.	9,700	1,435,406
		6,342,953

Air Freight & Logistics — 0.8%
FedEx Corp.	5,098	534,016

Construction & Engineering — 2.9%
Jacobs Engineering Group, Inc.*	26,802	2,025,695

Road & Rail — 1.7%
Union Pacific Corp.	10,804	1,221,500
Total Industrials		10,124,164

Information Technology — 17.8%
Communications Equipment — 4.1%
Cisco Systems, Inc. *	67,543	2,236,349
Juniper Networks, Inc. *	18,732	685,778
		2,922,127

Computers & Peripherals — 4.9%
Apple, Inc. *	14,974	2,299,108
Hewlett-Packard Co.	23,435	1,166,829
		3,465,937

Internet Software & Services — 2.8%
Google, Inc. (Class A) *	3,557	2,017,779

IT Services — 3.2%
Mastercard, Inc. (Class A)	15,114	2,236,418

Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	77,617	2,007,176
Total Information Technology		12,649,437

Materials — 8.1%
Chemicals — 6.9%
Air Products & Chemicals, Inc.	11,651	1,139,002
Monsanto Co.	23,284	1,996,370
Praxair, Inc.	21,387	1,791,375
		4,926,747

Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	7,992	838,281
Total Materials		5,765,028

Telecommunication Services — 8.8%
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	47,560	2,012,264

Wireless Telecommunication Services — 6.0%
America Movil SA de CV, ADR	24,485	1,567,040
China Mobile Ltd., ADR	32,881	2,697,557
		4,264,597
Total Telecommunication Services		6,276,861

Total Common Stocks (Cost—$56,865,744)		66,506,278

	Principal Amount
Short-Term Securities — 14.3%
Repurchase Agreement ** — 9.9%
Nomura Securities International, Inc., 4.87%, dated 09/28/07, due 10/01/07, total to be received $7,013,108	$7,010,263	7,010,263

U.S. Government — 4.4%
U.S Treasury Bills, WI 2.97% due 11/01/07 (d)	3,129,000	3,120,757

Total Short-Term Securities (Cost—10,130,505)		10,131,020

Total Investments —108.0% (Cost $66,996,249)		76,637,298
Other Liabilities in Excess of Assets — (8.0)%		(5,662,375)
Net Assets 100.0%		$70,974,923

*    Non-income producing security.

**  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(d) Zero coupon security - rate disclosed is yield as of September 30, 2007.

Glossary:

ADR — American Depositary Receipt.

WI-When Issued Security

See Notes to Schedule of Investments

MLIG Variable Insurance Trust —
Roszel/Allianz NFJ Small-Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 102.3%
Consumer Discretionary — 14.7%
Automobiles — 2.1%
Harley-Davidson, Inc.	1,000	$46,210

Household Durables — 4.8%
Black & Decker Corp.	600	49,980
Leggett & Platt, Inc.	2,900	55,564
		105,544

Leisure Equipment & Products — 2.7%
Mattel, Inc.	2,500	58,650

Media — 2.4%
Gannett Co., Inc.	1,200	52,440

Specialty Retail — 2.7%
Limited Brands, Inc.	2,600	59,514
Total Consumer Discretionary		322,358

Consumer Staples — 7.6%
Beverages — 2.6%
Pepsi Bottling Group, Inc.	1,500	55,755

Food & Staples Retailing — 2.5%
SUPERVALU, Inc.	1,400	54,614

Food Products — 2.5%
H.J. Heinz Co.	1,200	55,440
Total Consumer Staples		165,809

Energy — 12.6%
Oil, Gas & Consumable Fuels — 12.6%
Anadarko Petroleum Corp.	1,000	53,750
Chesapeake Energy Corp.	1,600	56,416
Cimarex Energy Co.	1,500	55,875
Hess Corp.	800	53,224
Tesoro Corp.	1,200	55,224
		274,489

Financials — 26.5%
Commercial Banks — 7.6%
Associated Banc-Corp.	2,000	59,260
Comerica, Inc.	1,000	51,280

Keycorp	1,700	54,961
		165,501

Insurance — 16.4%
Lincoln National Corp.	900	59,373
Mercury General Corp.	1,100	59,323
Nationwide Financial Services	1,100	59,202
Protective Life Corp.	1,400	59,416
Reinsurance Group of America, Inc.	1,000	56,690
RenaissanceRe Holdings Ltd.	1,000	65,410
		359,414

Real Estate — 2.5%
Hospitality Properties Trust REIT	1,360	55,284
Total Financials		580,199

Health Care — 5.1%
Health Care Providers & Services — 2.6%
Omnicare, Inc.	1,700	56,321

Pharmaceuticals — 2.5%
Biovail Corp.	3,200	55,584
Total Health Care		111,905

Industrials — 18.0%
Aerospace & Defense — 2.8%
L-3 Communications Holdings, Inc.	600	61,284

Building Products — 2.3%
Masco Corp.	2,200	50,974

Commercial Services & Supplies — 5.1%
Avery Dennison Corp.	1,000	57,020
R.R. Donnelley & Sons Co.	1,500	54,840
		111,860

Machinery — 5.3%
Ingersoll-Rand Co. Ltd. (Class A)	1,100	59,917
Parker Hannifin Corp.	500	55,915
		115,832

Road & Rail — 2.5%
Ryder Systems, Inc.	1,100	53,900
Total Industrials		393,850

Information Technology — 5.0%
Computers & Peripherals — 2.7%
Seagate Technology	2,300	58,834

Electronic Equipment & Instruments — 2.3%
Jabil Circuit, Inc.	2,200	50,248
Total Information Technology		109,082

Materials — 5.1%
Chemicals — 5.1%
Lubrizol Corp.	900	58,554
PPG Industries, Inc.	700	52,885
		111,439

Telecommunication Services — 2.6%
Diversified Telecommunication Services — 2.6%
Windstream Corp.	4,100	57,892

Utilities — 5.1%
Gas Utilities — 2.6%
Atmos Energy Corp.	2,000	56,640

Multi-Utilities — 2.5%
SCANA Corp.	1,400	54,236
Total Utilities		110,876

Total Common Stocks (Cost—$2,189,913)		2,237,899

Total Investments — 102.3% (Cost—$2,189,913)		2,237,899
Other Liabilities in Excess of Assets — (2.3)%		(51,079)
Net Assets 100.0%		$2,186,820

Glossary:

REIT — Real Estate Investment Trust.

See Notes to Schedule of Investments

MLIG Variable Insurance Trust

Notes to Schedules of Investments (Unaudited)

    Valuation of investments—Portfolio securities and other investments listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the official closing price on that exchange or the official closing price on the NASDAQ on the valuation day; if no official closing is available, securities traded on a U.S. exchange or NASDAQ are valued at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust. Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the J.P. Morgan Investor Services Co. (the “Administrator”) if those prices are considered by the Administrator to be representative of market values as of the close of business of the New York Stock Exchange (the “NYSE”) pursuant to procedures established by and under the supervision of the board of trustees; debt securities with a remaining maturity of 60 days or less are valued at their amortized cost which approximates market value. Securities and other assets, including those for which a pricing service supplies no quotations or quotations are not considered by the Administrator to be representative of market values are valued at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business in the NYSE. Occasionally, events affecting the values of such securities may occur during such times. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees.

    Furthermore, in accordance with procedures adopted by the Trustees, the Roszel/JPMorgan International Equity Portfolio applies fair value pricing on a daily basis except for North American, Central American, South American and Caribbean equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Portfolio’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Portfolio calculates its net asset value.

    In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the application of the SFAS 157 and has not at this time determined the impact, if any, resulting from the adoption on the Portfolios’ financial statement disclosures.

    In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115.”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management continues to evaluate the impact the adoption of SFAS 159 will have on the Portfolios’ financial statement disclosures.

    Short Sales—Roszel/Lord Abbett Government Securities Portfolio enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations. If the Portfolio shorts a security when also holding a long position in the security (a

“short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. The Portfolio will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Portfolio. The Portfolio designates collateral consisting of liquid assets sufficient to collateralize the market value of short positions.

    As of September 30, 2007, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Portfolio	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Roszel/Lord Abbett Large Cap Value Portfolio	$6,983,841	$1,374,735	$138,243	$1,236,492
Roszel/Davis Large Cap Value Portfolio	2,029,962	301,389	72,700	228,689
Roszel/BlackRock Relative Value Portfolio	7,806,487	1,909,880	99,932	1,809,948
Roszel/Fayez Sarofim Large Cap Core Portfolio	1,342,990	248,633	12,002	236,631
Roszel/AllianceBernstein Large Cap Core Portfolio	1,008,884	151,365	35,158	116,207
Roszel/Loomis Sayles Large Cap Growth Portfolio	988,428	138,650	5,580	138,070
Roszel/Rittenhouse Large Cap Growth Portfolio	6,113,628	1,060,198	177,733	882,465
Roszel/Marsico Large Cap Growth Portfolio	66,996,249	10,318,516	677,467	9,641,049
Roszel/Allianz NFJ Small-Mid Cap Value Portfolio (Formerly Kayne Anderson Rudnick Small-Mid Cap Value Portfolio)	2,189,913	100,704	52,718	47,986
Roszel/Cadence Mid Cap Growth Portfolio (Formerly Roszel/Franklin Mid Cap Growth Portfolio)	2,056,975	293,991	31,331	262,660
Roszel/NWQ Small Cap Value Portfolio	3,412,702	682,240	381,983	300,257
Roszel/Delaware Small-Mid Cap Growth Portfolio	1,817,298	663,416	51,060	612,356
Roszel/Lazard International Portfolio	3,797,005	1,081,502	105,978	975,524
Roszel/JPMorgan International Equity Portfolio (Formerly Roszel/William Blair International Portfolio)	3,210,838	415,087	137,362	277,725
Roszel/Lord Abbett Government Securities Portfolio	6,664,682	46,672	16,154	30,518
Roszel/BlackRock Fixed-Income Portfolio	9,695,573	41,305	74,442	(33,137)
Roszel/Lord Abbett Affiliated Portfolio	54,417,164	4,949,197	901,580	4,047,617
Roszel/Allianz CCM Capital Appreciation Portfolio	137,532,349	28,650,040	667,988	27,982,052
Roszel/Lord Abbett Mid Cap Value Portfolio	125,819,736	25,661,221	5,535,822	20,125,399
Roszel/Seligman Mid Cap Growth Portfolio	48,728,692	7,334,526	873,810	6,460,716
Roszel/Allianz NFJ Small Cap Value Portfolio	82,305,505	21,641,927	4,957,719	16,684,208
Roszel/JPMorgan Small Cap Growth Portfolio	62,355,201	16,426,443	3,284,214	13,142,229
Roszel/Delaware Trend Portfolio	27,047,320	8,377,032	672,178	7,704,854
Roszel/Lord Abbett Bond Debenture Portfolio	12,961,417	418,207	310,690	107,517

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:
/s/ Deborah J. Adler
Deborah J. Adler
President
November 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Deborah J. Adler
Deborah J. Adler
President
November 13, 2007

By:
/s/ Ann Strootman
Ann Strootman
Treasurer and Chief Financial Officer
November 13, 2007